UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4803

Oppenheimer Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 12/31/2015

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS December 31, 2015 Unaudited

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Municipal Bonds and Notes—100.8%
Alabama—1.2%
$15,000	AL HFA (Single Family Mtg.)[1]	5.000%	10/01/2025	04/01/2016	A	$ 15,074
3,975,000	Fairfield, AL GO1	6.000	06/01/2031	12/11/2021	A	4,413,999
7,720,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250	01/01/2018	01/31/2016	A	7,758,600
345,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.000	01/01/2024	01/31/2016	A	346,725
4,725,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250	01/01/2019	01/31/2016	A	4,748,625
8,110,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.500	01/01/2021	01/31/2016	A	8,150,550
100,000	Jefferson County, AL Limited Obligation School Warrant[1]	4.750	01/01/2025	01/31/2016	A	100,500
460,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250	01/01/2023	01/31/2016	A	462,300
50,000	Mobile, AL Limited Obligation Tax[1]	5.500	02/15/2023	01/31/2016	A	50,126
25,000	Talladega County, AL GO1	5.250	01/01/2029	01/31/2016	A	25,060

						26,071,559
Alaska—0.0%
55,000	AK International Airports	5.000	10/01/2024	01/31/2016	A	55,210
Arizona—2.1%
4,380,000	Glendale, AZ Municipal Property Corp.[1]	5.000	07/01/2025	01/01/2018	A	4,706,135
4,540,000	Glendale, AZ Municipal Property Corp.[1]	5.000	07/01/2026	01/01/2018	A	4,872,419
4,220,000	Glendale, AZ Municipal Property Corp.[1]	5.000	07/01/2024	01/01/2018	A	4,537,724
3,470,000	Glendale, AZ Municipal Property Corp.[1]	5.000	07/01/2022	01/01/2018	A	3,743,436
3,635,000	Glendale, AZ Municipal Property Corp.[1]	5.000	07/01/2023	01/01/2018	A	3,916,167
750,000	Hassayampa, AZ Community Facilities District (Hassayampa Village Community)[1,2]	7.750	07/01/2021	07/01/2016	A	764,550
15,000	Maricopa County, AZ IDA (Phoenix West Prison)[1]	5.000	07/01/2016	01/31/2016	A	15,039
7,275,000	Navajo Nation, AZ1	5.500	12/01/2030	12/01/2025	A	8,022,943
4,110,000	Navajo Nation, AZ1	5.000	12/01/2025	12/01/2025		4,482,284
310,000	Phoenix, AZ IDA (Gourmet Boutique West)[1]	5.500	11/01/2017	05/03/2017	B	274,607
8,390,000	Pima County, AZ IDA (Arizona Charter School)[1]	5.375	07/01/2031	07/01/2023	A	8,825,944
925,000	Pima County, AZ IDA Water & Wastewater (Global Water Resources)[1]	5.450	12/01/2017	06/06/2017	B	941,234
500,000	Tucson, AZ Airport Authority[1]	5.350	06/01/2031	01/31/2016	A	501,835
5,000	Tucson, AZ IDA (Joint Single Family Mtg.)[1,2]	5.250	07/01/2038	07/01/2016	A	5,023

						45,609,340

1  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Arkansas—0.0%
$65,000	AR Devel. Finance Authority (Biosciences Institute College)[1]	5.125%	12/01/2028	01/31/2016	A	$ 65,009
165,000	AR Devel. Finance Authority (Madison Industrial Devel./Community Living Obligated Group)[1]	5.800	12/01/2020	01/31/2016	A	165,503

						230,512
California—10.4%
1,300,000	Alameda, CA Corridor Transportation Authority[1]	5.450 [3]	10/01/2025	10/01/2017	A	1,389,778
2,500,000	Alameda, CA Corridor Transportation Authority[1]	5.400 [3]	10/01/2024	10/01/2017	A	2,670,500
3,000,000	Antelope Valley, CA Healthcare District[1]	5.200	01/01/2020	01/31/2016	A	3,010,890
2,365,000	Apple Valley, CA Public Financing Authority (Town Hall Annex)[1]	5.000	09/01/2027	09/01/2017	A	2,503,636
145,000	CA Communities Transportation Revenue COP[1]	5.000	06/01/2021	06/01/2021		166,502
3,755,000	CA County Tobacco Securitization Agency (TASC)[1]	5.750	06/01/2029	01/31/2016	A	3,900,506
135,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000	06/01/2042	01/31/2016	A	137,025
280,000	CA County Tobacco Securitization Agency (TASC)[1]	5.000	06/01/2026	01/31/2016	A	280,081
9,000,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875	06/01/2027	01/31/2016	A	9,002,340
1,345,000	CA County Tobacco Securitization Agency (TASC)[1]	5.500	06/01/2033	01/31/2016	A	1,345,229
2,505,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875	06/01/2043	01/31/2016	A	2,505,651
730,000	CA County Tobacco Securitization Agency (TASC)[1]	5.625	06/01/2023	01/31/2016	A	730,219
3,620,000	CA GO1	6.500	04/01/2033	04/01/2019	A	4,253,753
2,360,000	CA GO1	5.375	06/01/2026	06/01/2016	A	2,408,758
5,765,000	CA Health Facilities Financing Authority (CHCW)[1]	5.250	03/01/2024	03/01/2016	A	5,811,062
50,000,000	CA Health Facilities Financing Authority (Stanford Hospital)[4]	5.750	11/15/2031	09/30/2027	A	58,977,000
50,000	CA HFA (Home Mtg.)[1]	5.450	08/01/2033	02/01/2018	A	53,083
3,000,000	CA HFA (Home Mtg.)[1]	5.450	08/01/2028	08/01/2017	A	3,058,950
125,000	CA HFA (Home Mtg.)[1]	5.500	02/01/2042	02/01/2016	A	125,497
1,565,000	CA HFA (Home Mtg.)[1]	5.000	02/01/2042	08/01/2016	A	1,617,913
960,000	CA HFA (Home Mtg.)[1]	5.300	08/01/2023	08/01/2017	A	985,603
2,000,000	CA HFA (Home Mtg.)[1]	4.625	08/01/2016	08/01/2016		2,029,820
2,805,000	CA HFA (Home Mtg.)[1]	5.500	08/01/2042	08/01/2016	A	2,879,304
1,180,000	CA HFA (Home Mtg.)[1]	4.625	02/01/2016	02/01/2016		1,183,682
285,000	CA HFA, Series B1	4.800	02/01/2023	08/01/2017	A	294,049
450,000	CA HFA, Series C1	5.750	08/01/2030	02/01/2016	A	452,043
960,000	CA Public Works[1]	6.625	11/01/2034	05/08/2016	A	964,637
1,500,000	CA Public Works (Dept. of General Services)[1]	6.125	04/01/2028	04/01/2019	A	1,737,930

2  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$70,000	CA Public Works (Various Community Colleges)	5.200%	09/01/2017	01/31/2016	A	$ 70,288
600,000	CA Public Works (Various Community Colleges)[1]	5.750	10/01/2030	10/01/2019	A	698,778
240,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	5.625	05/01/2029	01/31/2016	A	244,080
10,000	CA Veterans GO, Series BZ	5.350	12/01/2021	01/31/2016	A	10,031
220,000	Carson, CA Public Financing Authority (Remediation)[1]	6.500	10/01/2036	10/01/2019	A	252,899
350,000	Chico, CA Public Financing Authority[1]	5.000	04/01/2019	01/31/2016	A	351,078
3,000,000	Chula Vista, CA Industrial Devel. (San Diego Gas & Electric Company)[1]	5.000	12/01/2027	01/31/2016	A	3,071,670
2,000,000	Chula Vista, CA Industrial Devel. (San Diego Gas & Electric Company)[1]	5.000	12/01/2027	01/31/2016	A	2,047,780
4,130,000	El Centro, CA Financing Authority (El Centro Redevel.)[1]	6.000	11/01/2021	04/26/2019	A	4,786,381
2,245,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)	5.000	10/01/2022	01/31/2016	A	2,253,396
2,500,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)[1]	5.500	09/01/2032	01/31/2016	A	2,529,950
4,790,000	Fullerton, CA Public Financing Authority[1]	5.000	09/01/2022	03/01/2016	A	4,825,446
4,785,000	Fullerton, CA Public Financing Authority[1]	5.000	09/01/2023	03/01/2016	A	4,820,409
2,750,000	Huntington Park, CA Public Financing Authority	5.000	09/01/2022	01/31/2016	A	2,787,262
1,000,000	Los Angeles County, CA Public Works Financing Authority[1]	5.000	09/01/2024	09/01/2016	A	1,030,640
1,930,000	Los Angeles, CA Dept. of Airports (Ontario International Airport)[1]	5.000	05/15/2023	05/15/2016	A	1,961,806
3,650,000	Los Angeles, CA Multifamily Hsg. (LA Colorado Terrace)	5.200	11/20/2032	01/31/2016	A	3,662,264
1,750,000	Los Angeles, CA Unified School District COP[1]	5.000	10/01/2024	10/01/2022	A	2,093,017
7,795,000	Los Angeles, CA Unified School District COP (Headquarters Building)[1]	5.000	10/01/2023	10/01/2022	A	9,361,249
155,000	Maywood, CA Public Financing Authority[1]	7.000	09/01/2028	03/01/2016	A	155,547
3,820,000	Montclair, CA Redevel. Agency Tax Allocation[1]	5.300	10/01/2030	01/31/2016	A	3,830,314
4,010,000	Mountain House, CA Public Financing Authority Utility System[1]	5.200	12/01/2032	11/17/2017	A	4,246,189
605,000	North City, CA West School Facilities Financing Authority Special Tax[1]	5.000	09/01/2026	09/01/2022	A	705,000
1,080,000	North City, CA West School Facilities Financing Authority Special Tax[1]	5.000	09/01/2025	09/01/2022	A	1,267,013
310,000	Northern, CA Inyo County Local Hospital District[1]	6.000	12/01/2021	05/26/2019	A	345,873
1,000,000	Oakland, CA Unified School District[1]	5.500	08/01/2032	08/01/2022	A	1,166,510
1,045,000	Ontario, CA Improvement Bond Act 1915 Assessment District No. 108[1]	7.500	09/02/2020	03/02/2016	A	1,055,972

3  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$1,275,000	Pacifica, CA COP[1]	5.000%	01/01/2022	01/31/2016	A	$ 1,305,256
50,000	Palm Springs, CA Financing Authority (Palm Springs Regional Airport)	5.500	01/01/2028	01/31/2016	A	50,194
90,000	Palmdale, CA COP (Park Improvement and Avenue South Construction)[1]	5.000	09/01/2032	01/31/2016	A	90,148
125,000	Perris, CA Public Financing Authority (Central North)[1]	6.750	10/01/2035	10/01/2018	A	140,215
2,000,000	Redding, CA Redevel. Agency Tax Allocation (Canby-Hilltop-Cyprus Redevel.)	5.000	09/01/2022	01/31/2016	A	2,007,480
300,000	Riverside County, CA Public Financing Authority COP[1]	5.750	05/15/2019	12/10/2017	B	256,815
150,000	Riverside County, CA Redevel. Agency (215 Corridor Redevel.)[1]	6.500	12/01/2021	08/09/2019	B	172,017
30,000	Rocklin, CA Unified School District Community District No. 1	4.625	09/01/2018	01/31/2016	A	30,090
5,000,000	Sacramento County, CA Airport System[1]	5.750	07/01/2024	07/01/2018	A	5,521,000
5,785,000	Sacramento County, CA COP[1]	5.000	02/01/2031	02/01/2016	A	5,805,305
5,395,000	Sacramento County, CA COP (Juvenile Courthouse)[1]	5.000	12/01/2034	01/31/2016	A	5,414,692
25,000	Sacramento County, CA COP (Public Facilities)	4.400	06/01/2019	01/31/2016	A	25,087
25,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2019	10/01/2019		28,433
10,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2020	10/01/2020		11,627
125,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2022	10/01/2022		149,355
225,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2021	10/01/2021		265,745
1,000,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2021	10/01/2021		1,181,090
600,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2020	10/01/2020		697,602
50,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2018	10/01/2018		55,338
150,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2017	10/01/2017		161,141
425,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	6.125	01/01/2027	01/31/2016	A	426,951
500,000	San Jose, CA Redevel. Agency[1]	5.000	08/01/2026	08/01/2017	A	526,980
100,000	Saugus, CA Union School District Special Tax[1]	4.625	09/01/2025	03/01/2016	A	103,258
125,000	Saugus, CA Union School District Special Tax[1]	4.500	09/01/2024	03/01/2016	A	129,068
185,000	Saugus, CA Union School District Special Tax[1]	4.375	09/01/2023	03/01/2016	A	191,020
200,000	Saugus, CA Union School District Special Tax[1]	4.250	09/01/2022	03/01/2016	A	206,504

4  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$1,500,000	South Bayside, CA Waste Management Authority (Shoreway Environmental)[1]	6.250%	09/01/2029	09/01/2019	A	$ 1,756,755
12,735,000	Southern CA Tobacco Securitization Authority[1]	4.750	06/01/2025	01/31/2016	A	12,737,802
110,000	Stockton, CA Public Financing Authority (Parking & Capital Projects)[1]	5.375	09/01/2021	03/01/2016	A	109,992
6,615,000	Val Verde, CA Unified School District[1]	5.500	08/01/2033	08/01/2018	A	7,309,906
3,200,000	West Covina, CA Public Financing Authority (Big League Dreams)[1]	5.000	06/01/2030	06/01/2016	A	3,230,080

						224,203,229
Colorado—0.5%
1,175,000	CO Health Facilities Authority (AHSSunbelt / ABH / AGH / AHSGA / AHH / CVH&OCC / FHosp / FHW / FHZ / JCH / MHSys / MH / MHFlagler / MHWV / MAH / PAHS / SMMC / SVHC Obligated Group)[1]	5.125 [5]	11/15/2025	11/15/2016	A	1,222,000
2,000,000	CO Health Facilities Authority (Valley View Hospital Association)[1]	5.500	05/15/2028	05/08/2018	A	2,174,940
3,900,000	CO Regional Transportation District (Denver Transportation Partners)[1]	6.000	01/15/2034	07/15/2020	A	4,412,421
265,000	Denver, CO City & County Airport[1]	6.125	11/15/2025	01/31/2016	A	266,320
3,000,000	Denver, CO Convention Center Hotel Authority[1]	5.250	12/01/2021	11/01/2016	A	3,096,480

						11,172,161
Connecticut—0.1%
335,000	CT H&EFA (Hospital for Special Care/HSC Community Services/Foundation of Special Care Obligated Group)[1]	5.250	07/01/2027	07/01/2017	A	352,567
1,840,000	Eastern CT Res Rec (Wheelabrator Lisbon)[1,2]	5.500	01/01/2020	01/31/2016	A	1,853,800

						2,206,367
District of Columbia—4.0%
100,000	District of Columbia (Howard University)[1]	6.250	10/01/2032	04/01/2021	A	106,051
200,000	District of Columbia (James F. Oyster Elementary School)[1]	6.450	11/01/2034	01/31/2016	A	200,042
2,915,000	District of Columbia (United Negro College Fund)[1]	6.875	07/01/2040	07/01/2020	A	3,632,498
100,000	District of Columbia Tax Increment (Mandarin Oriental Hotel)	5.250	07/01/2022	01/31/2016	A	100,416
24,435,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.750	05/15/2040	01/31/2016	A	24,440,620
43,970,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.500	05/15/2033	07/19/2021	B	54,670,979

5  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
District of Columbia (Continued)
$2,735,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.250%	05/15/2024	01/31/2016	A	$ 2,735,684

						85,886,290
Florida—7.2%
1,745,000	Arborwood, FL Community Devel. District (Centex Homes)[1,2]	5.250	05/01/2016	05/01/2016		1,741,807
570,000	Broward County, FL Fuel System (Ft. Lauderdale Fuel Facilities)[1]	5.000	04/01/2029	04/01/2023	A	640,999
810,000	Broward County, FL Fuel System (Ft. Lauderdale Fuel Facilities)[1]	5.000	04/01/2028	04/01/2023	A	914,539
245,000	Broward County, FL HFA	5.400	10/01/2038	04/01/2016	A	245,130
45,000	Broward County, FL HFA (Golden Villas)[1]	6.750 [5]	10/01/2045	04/01/2016	A	45,262
20,000	Broward County, FL HFA (Heron Pointe Apartments)[1]	5.700	11/01/2029	01/31/2016	A	20,035
20,000	Broward County, FL HFA (Heron Pointe Apartments)[1]	5.650	11/01/2022	01/31/2016	A	20,045
655,000	Broward County, FL HFA (Pembroke Villas)[1,2]	5.550	01/01/2023	01/31/2016	A	656,631
1,650,000	Cape Coral, FL Utility Improvement Assessment (Southwest 5 & Surfside Areas)[1]	4.500	09/01/2024	09/01/2017	A	1,698,477
2,410,000	Cape Coral, FL Utility Improvement Assessment (Southwest 5 & Surfside Areas)[1]	4.750	09/01/2025	09/01/2017	A	2,478,492
1,985,000	Cape Coral, FL Utility Improvement Assessment (Southwest 5 & Surfside Areas)[1]	4.500	09/01/2023	09/01/2017	A	2,048,580
2,110,000	Cape Coral, FL Utility Improvement Assessment (Southwest 5 & Surfside Areas)[1]	4.500	09/01/2021	09/01/2017	A	2,187,163
1,850,000	Cape Coral, FL Utility Improvement Assessment (Southwest 5 & Surfside Areas)[1]	4.500	09/01/2022	09/01/2017	A	1,913,251
30,000	Celebration, FL Community Devel. District[1]	5.000	05/01/2022	01/31/2016	A	30,064
55,000	Celebration, FL Community Devel. District[1]	5.000	05/01/2020	01/31/2016	A	55,140
550,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	5.950	11/01/2027	01/31/2016	A	550,649
380,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	6.000	11/01/2032	01/31/2016	A	380,426
770,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	6.050	11/01/2039	01/31/2016	A	770,909
70,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	5.900	11/01/2022	01/31/2016	A	70,120
45,000	Dade County, FL HFA (Siesta Pointe Apartments)[1]	5.650	09/01/2017	01/31/2016	A	45,135
130,000	Dade County, FL HFA (Siesta Pointe Apartments)[1]	5.700	09/01/2022	01/31/2016	A	130,902

6  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Florida (Continued)
$230,000	Dade County, FL HFA (Siesta Pointe Apartments)[1]	5.750%	09/01/2029	01/31/2016	A	$ 230,407
590,000	East Homestead, FL Community Devel. District[1,2]	7.250	05/01/2021	05/01/2021		632,716
3,600,000	Escambia County, FL Health Facilities Authority[1,2]	5.950	07/01/2020	08/29/2018	B	3,814,848
30,000	FL Agriculture & Mechanical University[1]	5.300	07/01/2017	01/31/2016	A	30,124
1,000,000	FL HEFFA (Nova Educational Facilities)[1]	5.000	04/01/2022	04/01/2022		1,148,170
150,000	FL HFA[1]	6.300	09/01/2036	01/31/2016	A	150,211
265,000	FL HFA (Landings at Sea Forest)[1]	6.050	12/01/2036	01/31/2016	A	265,342
20,000	FL HFA (Landings at Sea Forest)[1]	5.850	12/01/2018	01/31/2016	A	20,032
75,000	FL HFA (Stoddert Arms Apartments)[1]	6.300	09/01/2036	01/31/2016	A	75,106
825,000	FL HFC (Homeowner Mtg.)[1]	5.200	07/01/2028	07/01/2016	A	840,007
140,000	FL HFC (Peacock Run Apartments)[1]	5.400	08/01/2042	02/01/2016	A	140,148
10,000	FL HFC (Pinnacle Lakes Apartments)[1]	5.250	08/15/2028	01/31/2016	A	10,015
5,910,000	FL HFC (Valencia Trace of Orlando)[1]	5.450	12/01/2035	01/31/2016	A	5,968,686
45,000	FL HFC (Woods Vero Beach)[1]	5.750	10/01/2024	01/31/2016	A	45,081
220,000	FL HFC (Woods Vero Beach)[1]	5.800	10/01/2027	01/31/2016	A	221,032
70,000	FL HFC (Woods Vero Beach)[1]	5.900	10/01/2039	01/31/2016	A	70,078
5,000	FL Municipal Loan Council[1]	5.000	11/01/2026	01/31/2016	A	5,010
8,480,000	Fort Pierce, FL Redevel. Agency[1]	5.000	05/01/2031	05/01/2016	A	8,534,102
475,000	Halifax, FL Hospital Medical Center[1]	5.250	06/01/2026	06/01/2016	A	482,234
435,000	Halifax, FL Hospital Medical Center[1]	5.375	06/01/2031	06/01/2018	A	469,861
230,000	Hamal, FL Community Devel. District[1]	4.750	05/01/2031	05/01/2016	A	233,245
15,000	Hialeah Gardens, FL Health Facilities Authority (CHS/SJRNC/VMNRC Obligated Group)[1]	5.250	08/15/2031	08/15/2017	A	15,703
3,500,000	Hialeah Gardens, FL Health Facilities Authority (SJRNC/VMNRC/SJR/CHFTEH/SANC Obligated Group)[1]	5.250	08/15/2024	08/15/2017	A	3,698,275
15,000	Hialeah, FL Hsg. Authority[1]	5.300	12/20/2018	01/31/2016	A	15,042
10,555,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.875	06/01/2025	06/01/2016	A	10,696,965
2,910,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.875	06/01/2031	06/01/2016	A	2,943,640
9,235,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.750	10/01/2024	01/31/2016	A	9,259,657
3,665,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.500	10/01/2030	01/31/2016	A	3,671,707
5,525,000	Jacksonville, FL Port Authority[1]	5.750	11/01/2026	11/01/2017	A	5,966,889
4,000,000	Jacksonville, FL Port Authority[1]	5.750	11/01/2028	11/01/2017	A	4,304,720
6,045,000	Jacksonville, FL Port Authority[1]	5.750	11/01/2021	11/01/2017	A	6,565,354
7,200,000	Jacksonville, FL Port Authority[1]	5.750	11/01/2024	11/01/2017	A	7,793,640
6,420,000	Lee County, FL Solid Waste System[1]	5.000	10/01/2020	10/01/2016	A	6,597,898
3,870,000	Manatee County, FL School Board COP[1]	5.000	07/01/2025	07/01/2017	A	4,114,584
150,000	Miami Beach, FL Water & Sewer[1]	5.750	09/01/2025	01/31/2016	A	155,232
5,355,000	Miami, FL Special Obligation, Series A1	5.750	02/01/2027	02/01/2021	A	6,281,522
5,055,000	Miami, FL Special Obligation, Series A1	5.750	02/01/2026	02/01/2021	A	5,945,337

7  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Florida (Continued)
$4,000,000	Miami, FL Special Obligation, Series A1	6.000%	02/01/2029	02/01/2021	A	$ 4,762,680
4,180,000	Miami, FL Special Obligation, Series A1	6.000	02/01/2028	02/01/2021	A	4,968,641
4,500,000	Miami, FL Special Obligation, Series A1	5.750	02/01/2025	02/01/2021	A	5,309,685
20,000	Miami-Dade County, FL HFA (Homeownership Mtg.)[1]	5.300	10/01/2036	01/31/2016	A	20,027
20,000	Miami-Dade County, FL HFA (Villa Esperanza Apartments)[1]	5.400	10/01/2033	01/29/2016	A	20,079
10,000	Miami-Dade County, FL Special Obligation, Series B1	5.000 [3]	10/01/2035	01/31/2016	A	10,035
1,095,000	Orlando, FL Community Redevel. Agency (Conroy Road District)[1]	5.000	04/01/2023	04/01/2022	A	1,234,897
1,520,000	Orlando, FL Community Redevel. Agency (Conroy Road District)[1]	5.000	04/01/2022	04/01/2022		1,725,398
1,200,000	Orlando, FL Tourist Devel. Tax[1]	5.250	11/01/2023	11/01/2017	A	1,262,484
90,000	Osceola County, FL IDA (Canoe Creek Charter School)[1]	5.125	08/01/2032	02/01/2016	A	90,079
30,000	Palm Beach County, FL Health Facilities Authority (Harbours Edge)[1]	6.000	11/15/2024	01/31/2016	A	30,064
100,000	Palm Beach County, FL HFA (Riverview House)[1]	5.250	09/01/2031	01/31/2016	A	100,452
10,000	Palm Beach County, FL HFA (Riverview House)[1]	5.150	09/01/2019	01/31/2016	A	10,023
200,000	Palm Glades, FL Community Devel. District Special Assessment[1]	7.250	08/01/2016	08/01/2016		202,348
900,000	Pasco County, FL HFA (Pasco Woods)[1]	5.800	08/01/2029	02/01/2016	A	901,629
25,000	Pasco County, FL HFA (Pasco Woods)[1]	5.700	08/01/2019	02/01/2016	A	25,065
1,225,000	Pembroke Harbor, FL Community Devel. District Special Assessment[1]	7.000	05/01/2038	01/31/2016	A	1,241,660
680,000	Poinciana, FL West Community Devel. District[1]	5.875	05/01/2022	03/18/2017	A	693,777
3,100,000	Port St. Lucie, FL Special Assessment (Southwest Annexation District)[1]	5.000	07/01/2033	07/01/2017	A	3,271,988
3,335,000	Port St. Lucie, FL Special Assessment (Southwest Annexation District)[1]	5.000	07/01/2027	07/01/2017	A	3,518,992
25,000	Quincy, FL Utilities[1]	5.000	10/01/2029	01/31/2016	A	25,031
245,294	Santa Rosa Bay, FL Bridge Authority	6.250	07/01/2028	03/11/2026	B	161,761
5,025,000	Seminole Tribe, FL Special Obligation[1]	5.750	10/01/2022	10/01/2017	A	5,315,395
360,000	South-Dade, FL Venture Community Devel. District[1]	4.250	05/01/2020	05/01/2020		384,113
375,000	Tamarac, FL Industrial Devel. (Sunbelt Precision Products)[1]	6.500	08/01/2017	02/01/2016	A	375,214
110,000	Village, FL Community Devel. District[1]	7.625	05/01/2017	05/01/2016	A	112,325
1,000,000	Waterford Estates, FL Community Devel. District Special Assessment[6]	5.125	05/01/2013	05/01/2013		293,950
88,844	Watergrass, FL Community Devel. District Special Assessment[1]	6.960	11/01/2017	11/01/2017		88,870

						154,213,038

8  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Georgia—0.8%
$810,000	Albany-Dougherty, GA Payroll Devel. Authority (Proctor & Gamble Company)[1]	5.300%	05/15/2026	01/31/2016	A	$ 811,466
1,000,000	Atlanta, GA Airport[1]	5.000	01/01/2025	01/01/2022	A	1,154,760
25,000	Atlanta, GA GO1	5.000	12/01/2016	12/01/2016		26,033
15,000	Bleckley Cochran, GA Devel. Authority (MGCO Real Estate Foundation/MGCO Foundation Obligated Group)[1]	5.000	07/01/2036	01/31/2016	A	15,052
10,130,000	GA Environmental Loan Acquisition Corp. (Local Water Authority)[1]	5.125	03/15/2031	03/15/2021	A	10,707,309
15,000	GA Hsg. & Finance Authority (Single Family Mtg.)[1]	5.000	12/01/2026	01/31/2016	A	15,022
10,000	GA Municipal Assoc. (Atlanta Detention Center)	5.000	12/01/2023	01/31/2016	A	10,038
100,000	GA Municipal Assoc. (Atlanta Detention Center)	5.000	12/01/2018	01/31/2016	A	100,388
65,000	GA Private Colleges & University Authority (Emory University)	5.000	09/01/2019	01/31/2016	A	65,265
1,600,000	GA Private Colleges & University Authority (Mercer University)[1]	5.250	10/01/2027	10/01/2022	A	1,849,888
90,000	Macon-Bibb County, GA Industrial Authority[1]	6.100	05/01/2018	01/31/2016	A	90,310
1,950,000	Randolph County, GA GO1	5.000	04/01/2022	03/28/2020	B	2,206,600
15,000	Savannah, GA EDA (Snap Hsg. I, II, & III)[1]	5.150	11/20/2022	01/31/2016	A	15,029

						17,067,160
Hawaii—0.6%
480,000	HI Harbor System, Series A1	5.250	01/01/2018	01/31/2016	A	481,929
500,000	HI Harbor System, Series B1	5.250	01/01/2016	01/01/2016		500,000
11,810,000	HI Hsg. & Community Devel. Corp. (Rent Hsg. System)[1]	4.600	07/01/2025	01/31/2016	A	12,044,547

						13,026,476
Idaho—0.0%
20,000	ID Health Facilities Authority (Gritman Medical Center)[1]	5.100	06/01/2028	01/31/2016	A	20,056
10,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.200	01/01/2035	01/31/2016	A	10,011
130,000	Power County, ID Industrial Devel. Corp. (FMC Corp.)[1]	6.450	08/01/2032	02/01/2016	A	130,271

						160,338
Illinois—15.5%
1,980,000	Berwyn, IL Park District[1]	5.375	12/01/2028	10/09/2018	A	2,083,099
6,555,000	Bolingbrook, IL GO1	5.000	01/01/2030	01/01/2018	A	6,942,663
14,450,000	Carol Stream, IL Park District[1]	5.500	01/01/2037	01/01/2018	A	15,522,334
2,700,000	Centerpoint, IL Intermodal Center Program[1]	3.490 [5]	06/15/2023	12/16/2016	A	2,702,727
40,000	Chicago, IL Board of Education[1]	5.000	12/01/2017	01/31/2016	A	40,125
2,500,000	Chicago, IL Board of Education[1]	6.000	01/01/2020	07/28/2018	B	2,695,575
100,000	Chicago, IL Board of Education[1]	5.000	12/01/2022	01/31/2016	A	100,313

9  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Illinois (Continued)
$5,170,000	Chicago, IL Board of Education[1]	5.000%	12/01/2026	12/01/2017	A	$ 5,285,394
32,965,000	Chicago, IL Board of Education[4]	5.250	12/01/2024	11/01/2023	A	34,438,429
5,860,000	Chicago, IL Board of Education[1]	5.250	12/01/2023	12/01/2018	A	6,135,186
4,650,000	Chicago, IL Board of Education[1]	5.000	12/01/2024	12/01/2017	A	4,765,041
10,000	Chicago, IL Building Acquisition COP[2]	5.400	01/01/2018	01/31/2016	A	10,040
200,000	Chicago, IL GO1	5.000	01/01/2022	01/31/2016	A	202,032
350,000	Chicago, IL GO1	5.000	01/01/2024	01/31/2016	A	353,556
175,000	Chicago, IL GO	5.000	01/01/2027	01/31/2016	A	175,682
19,000,000	Chicago, IL GO1	5.000	01/01/2029	01/01/2017	A	19,296,400
860,000	Chicago, IL GO1	5.250	01/01/2022	01/01/2018	A	890,177
205,000	Chicago, IL GO1	5.000	01/01/2022	01/31/2016	A	205,781
50,000	Chicago, IL GO	5.000	01/01/2026	01/31/2016	A	50,195
6,365,000	Chicago, IL GO1	5.000	01/01/2028	01/31/2016	A	6,429,668
10,000,000	Chicago, IL GO1	5.000	01/01/2027	01/31/2016	A	10,084,500
1,125,000	Chicago, IL GO1	5.000	01/01/2028	01/31/2016	A	1,136,430
70,000	Chicago, IL GO1	5.000	01/01/2025	01/31/2016	A	70,711
775,000	Chicago, IL GO1	5.000	01/01/2026	01/31/2016	A	782,874
250,000	Chicago, IL GO1	5.000	01/01/2024	01/31/2016	A	252,540
3,000,000	Chicago, IL GO1	5.000	01/01/2025	01/31/2016	A	3,030,480
3,140,000	Chicago, IL GO1	5.650 [3]	01/01/2030	01/31/2016	A	3,178,999
1,075,000	Chicago, IL GO1	5.000	01/01/2023	01/31/2016	A	1,085,922
10,000	Chicago, IL Multifamily Hsg. (Archer Courts Apartments)[1]	5.500	12/20/2019	01/31/2016	A	10,025
75,000	Chicago, IL Multifamily Hsg. (Hearts United Apartments)[1]	5.600	01/01/2041	07/01/2016	A	75,616
5,000	Chicago, IL Single Family Mtg., Series 2007-2I1	5.750	06/01/2039	06/01/2017	A	5,531
1,385,000	Chicago, IL State University (Auxiliary Facilities System)[1]	5.000	12/01/2018	01/31/2016	A	1,390,554
1,818,924	Chicago, IL Tax Increment COP (Metramarket Chicago)	6.870	02/15/2024	01/31/2016	A	1,824,544
1,500,000	Cicero, IL GO1	5.000	12/01/2026	12/01/2022	A	1,677,555
725,000	Cicero, IL GO1	5.000	12/01/2025	12/01/2022	A	815,342
1,295,000	Cicero, IL GO1	5.000	12/01/2023	12/01/2022	A	1,480,936
1,005,000	Cicero, IL GO1	5.000	12/01/2024	12/01/2022	A	1,137,781
17,090,000	Cook County, IL GO1	5.250	11/15/2033	11/15/2020	A	18,299,630
4,145,000	Country Club Hills, IL Sales Tax[1]	4.800	12/01/2029	06/01/2016	A	4,169,580
1,400,000	East Dundee, IL Tax Increment (Route 25 South Redevel.)[1]	5.250	12/01/2022	12/01/2021	A	1,417,486
820,000	IL COP	6.375	07/01/2017	01/31/2016	A	822,165
45,000	IL COP	5.800	07/01/2017	01/31/2016	A	45,113
4,975,000	IL Dept. of Central Management Services COP	6.200	07/01/2017	01/31/2016	A	4,998,681
950,000	IL Devel. Finance Authority (Roosevelt University)[1]	5.250	04/01/2022	04/01/2017	A	974,272
23,605,000	IL Devel. Finance Authority Environmental Facilities (Citgo Petroleum Corp.)[1]	8.000	06/01/2032	01/31/2016	A	23,647,253
90,000	IL Educational Facilities Authority (Robert Morris College)	5.500	06/01/2017	01/31/2016	A	90,326

10  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Illinois (Continued)
$60,000	IL Finance Authority (Advocate Health Care)[1]	6.250%	11/01/2028	11/01/2018	A	$ 68,743
2,000,000	IL Finance Authority (Benedictine University)[1]	6.000	10/01/2028	10/01/2018	A	2,178,980
500,000	IL Finance Authority (Lake Forest College)[1]	5.000	10/01/2022	12/10/2019	B	537,240
100,000	IL Finance Authority (NWCH/NWCHC/NWCDSC Obligated Group)[1]	5.375	07/01/2033	07/01/2018	A	107,354
6,350,000	IL Finance Authority (OSF Healthcare System)[1]	5.750	11/15/2033	11/15/2017	A	6,915,785
100,000	IL Finance Authority (Palos Community Hospital/St. George Corp. Obligated Group)[1]	5.000	05/15/2027	05/15/2017	A	105,693
335,000	IL Finance Authority (PHlth / PHN / PPH / PHP / PLC / PRC / PRMC / PSFH / PSJHC / PSM&EMC Obligated Group )[1]	6.125	05/15/2025	05/15/2019	A	390,275
10,980,000	IL Finance Authority (PHlth / PHN / PPH / PHP / PLC / PRC / PRMC / PSFH / PSJHC / PSM&EMC Obligated Group )[1]	6.125	05/15/2025	05/15/2019	A	12,266,417
1,875,000	IL Finance Authority (Presence Health/Provena Senior Services Obligated Group)[1]	6.000	05/01/2028	05/01/2020	A	2,157,825
4,360,000	IL Finance Authority (Provena Health)[1]	7.750	08/15/2034	08/15/2019	A	5,263,915
20,000,000	IL Finance Authority (Rehabilitation Institute of Chicago)[1]	6.500	07/01/2034	07/01/2018	A	22,267,000
2,125,000	IL Finance Authority (Roosevelt University)[1]	5.750	04/01/2024	10/01/2019	A	2,295,043
170,000	IL Finance Authority (Roosevelt University)[1]	5.400	04/01/2027	04/01/2017	A	173,776
700,000	IL Finance Authority (Roosevelt University)[1]	5.125	04/01/2020	04/01/2017	A	720,608
650,000	IL Finance Authority (Roosevelt University)[1]	5.125	04/01/2019	04/01/2017	A	668,934
20,000	IL Finance Authority (RUMC/RCMC/RCF Obligated Group)[1]	6.750	11/01/2024	11/01/2018	A	23,193
20,000	IL Finance Authority (RUMC/RCMC/RCF Obligated Group)[1]	6.375	11/01/2029	05/01/2019	A	23,457
2,015,000	IL Finance Authority (Silver Cross Hospital and Medical Centers/Silver Cross Health System Obligated Group)[1]	5.500	08/15/2018	08/30/2017	B	2,087,480
125,000	IL GO1	5.000	06/01/2029	12/01/2016	A	126,628
30,000	IL GO	5.000	09/01/2024	01/31/2016	A	30,113
1,300,000	IL GO1	5.000	08/01/2025	08/01/2022	A	1,404,351
22,000,000	IL GO1	5.250	02/01/2028	02/01/2019	A	23,062,820
20,000	IL GO	5.000	06/01/2020	01/31/2016	A	20,071
7,735,000	IL GO	5.000	03/01/2019	01/31/2016	A	7,758,979
105,000	IL GO	5.000	06/01/2027	01/31/2016	A	105,374
20,000	IL GO1	5.000	03/01/2034	01/31/2016	A	20,017
4,970,000	IL GO	5.000	03/01/2028	01/31/2016	A	4,988,687

11  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Illinois (Continued)
$1,000,000	IL Hsg. Devel. Authority (Anchor Senior Living/Greenwood Senior Living Obligated Group)[1]	4.700%	10/20/2026	04/20/2016	A	$ 1,005,230
50,000	IL Medical District COP[1]	5.125	06/01/2026	01/31/2016	A	50,054
140,000	IL Medical District COP[1]	5.250	06/01/2032	01/31/2016	A	140,157
9,215,000	IL Sports Facilities Authority[1]	5.500 [3]	06/15/2030	01/31/2016	A	9,342,996
485,000	Lemont, IL GO	4.850	12/01/2016	01/31/2016	A	486,707
10,000	Markham, IL Park District	5.900	12/01/2016	01/31/2016	A	10,035
220,000	Melrose Park, IL Water[1]	5.200	07/01/2018	07/01/2016	A	224,910
450,000	Quad Cities, IL Regional EDA (Augustana College)[1]	5.000	10/01/2027	10/01/2022	A	493,574
295,000	Quad Cities, IL Regional EDA (Augustana College)[1]	5.000	10/01/2023	10/01/2022	A	332,910
400,000	Quad Cities, IL Regional EDA (Augustana College)[1]	5.000	10/01/2026	10/01/2022	A	441,656
275,000	Quad Cities, IL Regional EDA (Augustana College)[1]	5.000	10/01/2024	10/01/2022	A	307,032
445,000	Quad Cities, IL Regional EDA (Augustana College)[1]	5.000	10/01/2025	10/01/2022	A	493,687
1,000,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.375	01/01/2022	01/01/2022		977,730
1,540,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.500	01/01/2023	01/01/2023		1,504,488
20,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.000	01/01/2019	01/01/2019		19,932
770,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.100	01/01/2020	01/13/2019	B	761,599
545,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.100	01/01/2020	01/01/2020		539,169
1,000,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.250	01/01/2021	01/01/2021		979,810
4,165,000	Springfield, IL Electric[1]	5.000	03/01/2025	03/01/2017	A	4,373,833
18,000,000	Springfield, IL Electric[1]	5.000	03/01/2029	03/01/2016	A	18,140,760
1,505,000	Yorkville, IL United City Special Services Area Special Tax[1]	4.600	03/01/2025	08/20/2022	A	1,520,336
3,690,000	Yorkville, IL United City Special Services Area Special Tax (Bristol Bay)[1]	5.875	03/01/2036	02/11/2018	A	3,753,579

						332,498,205
Indiana—1.8%
250,000	Boone County, IN Redevel. Commission[1]	5.375	08/01/2023	02/01/2016	A	251,070
20,000	Crown Point, IN Economic Devel. (Christian Homes)[1]	5.700	05/15/2031	05/15/2016	A	20,113
40,000	De Kalb County, IN Redevel. Authority[1,2]	6.000	07/15/2018	01/29/2016	A	40,188
2,880,000	Hammond, IN Local Public Improvement District[1]	6.500	08/15/2025	01/31/2016	A	2,888,784
3,500,000	Hammond, IN Local Public Improvement District[1]	5.000	02/01/2024	02/01/2018	A	3,644,445

12  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Indiana (Continued)
$605,000	Hammond, IN Redevel. District (Marina Area)[1,2]	6.000%	01/15/2017	07/17/2016	B	$ 611,201
500,000	IN Finance Authority (Butler University)[1]	5.000	02/01/2022	02/01/2022		580,475
7,220,000	IN Finance Authority (Deaconess Health System)[1]	6.000 [5]	03/01/2029	03/01/2021	C	8,574,977
1,795,000	IN Finance Authority (Parkview Health System/Parkview Hospital Obligated Group)[1]	5.000	05/01/2026	05/01/2022	A	2,057,268
500,000	IN Finance Authority (Sisters of St. Francis Health)[1]	5.250	11/01/2024	11/01/2018	A	553,250
1,840,000	IN Health Facility Financing Authority (Union Hospital)	5.125	09/01/2018	01/31/2016	A	1,847,434
10,675,000	IN Health Facility Financing Authority (Union Hospital)	5.250	09/01/2023	01/31/2016	A	10,717,914
20,000	IN Hsg. & Community Devel. Authority (Single Family Mtg.)[1,2]	6.450	01/01/2040	04/01/2016	A	20,727
1,470,000	Indianapolis, IN Multifamily Hsg. (Berkley Common)[1]	5.750	07/01/2030	04/22/2020	A	1,560,684
4,800,000	Lake County, IN Building Corp.[1]	5.000	02/01/2024	11/23/2021	A	5,107,824

						38,476,354
Kansas—0.2%
555,000	Pittsburgh, KS Transportation Devel. District (N. Broadway-Pittsburgh Town Center)	4.800	04/01/2027	11/21/2022	B	535,542
2,075,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[4]	5.875	06/01/2039	03/31/2024	A	2,166,039
1,845,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[4]	5.800	12/01/2038	10/31/2020	A	1,903,497
40,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[1]	6.950	06/01/2029	12/01/2016	B	42,032

						4,647,110
Kentucky—0.4%
15,000	Kenton County, KY Airport (Cincinnati/Northern Kentucky)	5.000	03/01/2023	01/31/2016	A	15,056
240,000	KY EDFA (Ashland Hospital)[1]	6.000	02/01/2031	02/01/2018	A	251,921
485,000	KY EDFA (Ashland Hospital)[1]	6.000	02/01/2033	02/01/2018	A	508,993
3,015,000	KY EDFA (Louisville Arena Authority)[1]	5.750	12/01/2028	06/01/2018	A	3,239,617
3,815,000	KY EDFA (Owensboro Medical Health System)[1]	6.000	06/01/2030	06/01/2020	A	4,355,395

						8,370,982
Louisiana—1.0%
70,000	Calcasieu Parish, LA Industrial Devel. Board (Citgo Petroleum Corp.)[1]	6.000	07/01/2023	01/31/2016	A	70,113
1,750,000	Jefferson Parish, LA Hospital Service District No. 1 (West Jefferson Medical Center)[1]	5.250	01/01/2028	01/01/2020	A	2,050,685
360,000	LA HFA (La Chateau)[1]	7.250	09/01/2039	09/01/2019	A	391,946
2,845,000	LA HFA (La Chateau)[1]	6.000	09/01/2020	11/06/2018	A	3,034,079

13  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Louisiana (Continued)
$1,020,000	LA HFA (La Chateau)[1]	6.000%	09/01/2017	12/07/2016	B	$ 1,056,179
500,000	LA Public Facilities Authority (Black & Gold Facilities)[1]	5.000	07/01/2020	07/01/2016	A	504,725
1,465,000	LA Public Facilities Authority (Black & Gold Facilities)[1]	5.000	07/01/2019	07/01/2016	A	1,479,577
1,040,000	LA Public Facilities Authority (Black & Gold Facilities)[1]	5.000	07/01/2016	07/01/2016		1,050,192
7,000,000	LA Tobacco Settlement Financing Corp. (TASC)[1]	5.500	05/15/2029	05/15/2019	A	7,724,570
4,000,000	LA Tobacco Settlement Financing Corp. (TASC)[1]	5.500	05/15/2030	05/15/2020	A	4,507,400
5,000	Opelousas, LA General Hospital Authority (Opelousas General Health System)[1]	5.300	10/01/2018	01/31/2016	A	5,019

						21,874,485
Maine—0.0%
35,000	ME H&HEFA (Bridgton Hospital/Franklin Memorial Hospital/GINNE Obligated Group)[1]	5.250	07/01/2031	01/31/2016	A	35,096
40,000	ME H&HEFA, Series A	6.000	07/01/2024	01/31/2016	A	40,194

						75,290
Maryland—0.1%
110,000	Annapolis, MD Economic Devel. (St. John’s College)	5.500	10/01/2018	01/31/2016	A	110,494
1,015,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.750	09/01/2039	02/01/2017	A	1,036,518
65,000	MD H&HEFA (Johns Hopkins Hospital)[1]	5.500	07/01/2026	01/31/2016	A	65,140

						1,212,152
Massachusetts—0.6%
540,000	MA Devel. Finance Agency (Avon Association)[1]	5.000	04/01/2018	04/01/2018		573,307
3,220,000	MA Devel. Finance Agency (Boston Medical Center Corp.)[1]	5.250	07/01/2024	07/01/2022	A	3,699,297
1,175,000	MA Devel. Finance Agency (Boston Medical Center Corp.)[1]	5.250	07/01/2026	07/01/2022	A	1,334,177
1,660,000	MA Devel. Finance Agency (Plantation Apartments)[1]	5.000	12/15/2024	01/31/2016	A	1,662,689
3,650,000	MA Devel. Finance Agency (VOA Ayer)[1]	6.200	02/20/2046	02/20/2016	A	3,840,384
305,000	MA Educational Financing Authority	5.300	01/01/2016	01/01/2016		305,000
100,000	MA Educational Financing Authority, Series H1,2	6.350	01/01/2030	07/01/2017	A	105,076
5,000	MA H&EFA (Boston Medical Center)[1]	5.750	07/01/2031	07/01/2018	A	5,592
55,000	MA H&EFA (Boston Medical Center)[1]	5.750	07/01/2031	07/01/2018	A	59,815
5,000	MA H&EFA (Harvard Pilgrim Health Care/Pilgrim Health Care Obligated Group)	5.000	07/01/2018	01/31/2016	A	5,021

14  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Massachusetts (Continued)
$35,000	MA H&EFA (UMass Memorial Health Care/UMass Memorial Medical Center Obligated Group)[1]	5.000%	07/01/2028	01/31/2016	A	$ 35,112
1,705,000	MA HFA (Single Family Hsg.)[1]	4.800	12/01/2027	12/01/2016	A	1,727,711

						13,353,181
Michigan—5.3%
5,000	Battle Creek, MI Tax Increment Finance Authority[1]	5.000	05/01/2016	05/01/2016		5,052
237,925	Detroit, MI GO1	5.375	04/01/2017	01/31/2016	A	238,401
1,923,550	Detroit, MI GO1	5.000	04/01/2021	01/31/2016	A	1,923,608
15,500	Detroit, MI GO1	5.000	04/01/2019	01/31/2016	A	15,532
38,750	Detroit, MI GO1	5.000	04/01/2021	04/01/2018	A	40,542
310,000	Detroit, MI GO	5.000	04/01/2018	01/31/2016	A	310,673
855,000	Detroit, MI Water Supply System[1]	5.500	07/01/2026	07/01/2018	A	935,293
400,000	Detroit, MI Water Supply System[1]	5.000	07/01/2029	07/01/2016	A	404,560
125,000	Detroit, MI Water Supply System	5.000	07/01/2034	01/14/2016	A	125,216
200,000	Detroit, MI Water Supply System[1]	5.750	07/01/2026	07/01/2018	A	220,002
580,000	Detroit, MI Water Supply System[1]	5.000	07/01/2023	07/01/2016	A	588,764
1,935,000	Detroit, MI Water Supply System[1]	5.000	07/01/2033	07/01/2016	A	1,956,382
270,000	Detroit, MI Water Supply System[1]	5.750	07/01/2025	07/01/2018	A	297,702
3,255,000	Ecorse City, MI GO1	5.800	11/01/2026	09/30/2020	A	3,524,384
1,690,000	MI Finance Authority (City of Detroit)	5.000	04/01/2018	01/31/2016	A	1,693,667
84,500	MI Finance Authority (City of Detroit)[1]	5.000	04/01/2019	01/31/2016	A	84,672
1,297,075	MI Finance Authority (City of Detroit)[1]	5.375	04/01/2017	01/31/2016	A	1,299,669
211,250	MI Finance Authority (City of Detroit)[1]	5.000	04/01/2021	04/01/2018	A	221,020
10,486,450	MI Finance Authority (City of Detroit)[1]	5.000	04/01/2021	01/31/2016	A	10,486,765
2,125,000	MI Finance Authority (City of Detroit)[1]	5.000	04/01/2028	04/01/2018	A	2,208,512
7,250,000	MI Finance Authority (Local Government Loan Program)[1]	5.000	11/01/2025	11/01/2019	A	7,984,715
6,895,000	MI Finance Authority (Local Government Loan Program)[1]	5.000	11/01/2024	11/01/2019	A	7,608,288
7,620,000	MI Finance Authority (Local Government Loan Program)[1]	5.000	11/01/2026	11/01/2019	A	8,392,211
3,560,000	MI Finance Authority (Local Government Loan Program)[1]	5.000	11/01/2023	11/01/2019	A	3,928,282
8,855,000	MI Finance Authority (Local Government Loan Program)[1]	5.000	11/01/2029	11/01/2019	A	9,807,887
8,010,000	MI Finance Authority (Local Government Loan Program)[1]	5.000	11/01/2027	11/01/2019	A	8,790,254
10,010,000	MI Finance Authority (Local Government Loan Program)[1]	5.000	11/01/2032	11/01/2019	A	11,079,268
1,820,000	MI Finance Authority (School District)[1]	5.000	06/01/2019	06/01/2019		1,971,915
2,400,000	MI Finance Authority (School District)[1]	5.000	06/01/2018	06/01/2018		2,553,960
1,500,000	MI Finance Authority (School District)[1]	5.000	06/01/2017	06/01/2017		1,565,100
1,150,000	MI Finance Authority (School District)[1]	5.000	06/01/2020	06/01/2020		1,265,954
20,000	MI Hospital Finance Authority (McLaren Health Care Corp.)[1]	5.000	06/01/2025	06/01/2022	A	23,319
10,000	MI Hospital Finance Authority (St. John Hospital)[1]	5.750	05/15/2016	01/31/2016	A	10,178

15  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Michigan (Continued)
$2,270,000	MI Hsg. Devel. Authority (Danbury Manor)[1]	5.300%	[5]	06/01/2035	02/01/2016	A	$ 2,281,486
12,925,000	MI Hsg. Devel. Authority, Series A1	5.150		10/01/2029	01/31/2016	A	13,001,516
50,000	MI Municipal Bond Authority	6.000		11/01/2023	01/31/2016	A	50,237
50,000	Negaunee, MI Sanitary Sewage Disposal System[1]	4.800		01/01/2027	07/01/2016	A	50,872
6,250,000	Wayne County, MI Airport Authority (Detroit Metro Wayne Airport)[1]	5.000		12/01/2024	12/01/2017	A	6,594,688
520,000	Wayne County, MI Building Authority	5.250		06/01/2016	01/31/2016	A	521,981
30,000	Wayne County, MI Downriver Sewer Disposal[1]	5.125		11/01/2018	05/01/2016	A	30,263

							114,092,790
Minnesota—0.2%
165,000	Minneapolis, MN Tax Increment (Grant Park)	1.550		03/01/2016	03/01/2016		165,023
225,000	Minneapolis, MN Tax Increment (Village of St. Anthony Falls)	1.600		03/01/2016	03/01/2016		225,034
1,590,000	St. Paul, MN Hsg. & Redevel. Authority (Healtheast / HESJH / HEStJH / HEWH / HCS Obligated Group)[1]	5.250		11/15/2028	11/15/2020	A	1,757,538
335,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)[1]	5.000		03/01/2018	03/01/2018		346,303
345,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)[1]	5.000		09/01/2018	09/01/2018		359,221
160,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)[1]	5.000		03/01/2017	03/01/2017		163,320
330,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)[1]	5.000		09/01/2017	09/01/2017		339,715

							3,356,154
Mississippi—1.2%
880,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)[1]	5.750		07/01/2031	01/31/2016	A	882,913
215,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)[1]	5.500		07/01/2021	01/31/2016	A	215,759
200,000	Jackson, MS Hsg. Authority (Elton Park Apartments)[1]	5.400		04/01/2039	01/31/2016	A	200,318
35,000	MS Business Finance Corp. (Mississippi Power Company)[1]	5.150 [5]		09/01/2028	01/31/2016	A	35,064
16,595,000	MS Business Finance Corp. (System Energy Resources)[1]	5.875		04/01/2022	01/31/2016	A	16,885,413
8,110,000	MS Hospital Equipment & Facilities Authority (MBHS/MBMC Obligated Group)[1]	5.000		08/15/2026	08/15/2017	A	8,467,732
100,000	MS Small Business Enterprise[1]	4.750		12/01/2017	06/01/2016	A	101,297

							26,788,496
Missouri—1.8%
100,000	Belton, MO Tax Increment (Belton Town Center)[1]	5.250		03/01/2016	03/01/2016		100,800

16  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Missouri (Continued)
$30,000	Cape Girardeau County, MO IDA (Procter & Gamble Company)[1]	5.300%	05/15/2028	01/31/2016	A	$ 30,062
200,000	Kansas City, MO Tax Increment (Briarcliff West)[1]	5.150	06/01/2016	06/01/2016		201,960
560,000	Maplewood, MO Tax (Maplewood South Redevel.)[1]	5.200	11/01/2022	01/31/2016	A	560,594
855,000	Meadows, MO Transportation Devel. District[1]	5.400	05/01/2035	05/01/2018	A	890,465
205,000	MO Environmental Improvement & Energy Resources Authority	5.500	07/01/2019	01/31/2016	A	205,920
15,000	MO Environmental Improvement & Energy Resources Authority[1,2]	5.450	01/01/2018	01/31/2016	A	15,050
195,000	MO H&EFA (Rockhurst University)[1]	6.500	10/01/2035	10/01/2018	A	216,844
20,000,000	MO H&EFA (SLHS/SLHOKC Obligated Group)[1]	5.500	11/15/2028	11/15/2018	A	22,228,200
10,000	MO Monarch-Chesterfield Levee District	5.750	03/01/2019	01/31/2016	A	10,044
3,080,000	Raytown, MO Annual Appropriation- Supported Tax (Raytown Live Redevel. Plan)[1]	5.125	12/01/2031	06/01/2017	A	3,178,067
775,000	Richmond Heights, MO Tax Increment & Transportation Sales Tax[1]	5.200	11/01/2021	05/01/2016	A	779,394
20,000	Springfield, MO Center City Devel. Corp. (Jordan Valley Park Exposition Center)	5.000	06/01/2027	01/31/2016	A	20,079
3,705,000	St. Louis, MO Airport (Lambert-St. Louis International Airport)[1]	5.000	07/01/2024	07/01/2017	A	3,898,031
100,000	St. Louis, MO Airport (Lambert-St. Louis International Airport)[1]	6.250	07/01/2029	07/01/2019	A	113,554
1,165,000	St. Louis, MO Airport (Lambert-St. Louis International Airport)[1]	5.000	07/01/2021	07/01/2021		1,326,655
1,345,000	St. Louis, MO Airport (Lambert-St. Louis International Airport)[1]	5.000	07/01/2024	07/01/2022	A	1,504,490
1,215,000	St. Louis, MO Airport (Lambert-St. Louis International Airport)[1]	5.000	07/01/2026	07/01/2022	A	1,342,818
40,000	St. Louis, MO IDA (Maryville Gardens Associates)[1]	5.125	12/20/2030	01/31/2016	A	40,066
1,350,000	Strother, MO Interchange Transportation Devel. District (Lees Summit)[1]	5.000	05/01/2024	05/01/2016	A	1,355,144

						38,018,237
Montana—0.0%
215,000	Crow, MT Finance Authority (Tribal)[1]	5.700	10/01/2027	01/31/2016	A	215,611
Nebraska—0.0%
750,000	NE Central Plains Gas Energy[1]	5.250	12/01/2018	12/01/2018		830,865
Nevada—1.5%
540,000	Clark County, NV Improvement District (Summerlin South Area)[1]	5.000	02/01/2020	02/01/2020		574,862

17  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Nevada (Continued)
$900,000	Clark County, NV Improvement District (Summerlin South Area)[1]	5.000%	02/01/2021	02/01/2021		$ 966,888
945,000	Clark County, NV Improvement District (Summerlin South Area)[1]	5.000	02/01/2019	02/01/2019		994,225
815,000	Clark County, NV Improvement District (Summerlin South Area)[1]	5.000	02/01/2017	02/01/2017		832,661
885,000	Clark County, NV Improvement District (Summerlin South Area)[1]	5.000	02/01/2018	02/01/2018		919,559
755,000	Clark County, NV Passenger Facility[1]	5.000	07/01/2023	07/01/2017	A	795,725
185,000	Las Vegas, NV Special Improvement District No. 607[1]	5.000	06/01/2024	06/01/2024		201,565
405,000	Las Vegas, NV Special Improvement District No. 607[1]	5.000	06/01/2023	06/01/2023		438,805
445,000	Las Vegas, NV Special Improvement District No. 607[1]	5.000	06/01/2022	06/01/2022		480,418
5,440,000	North Las Vegas, NV GO1	5.000	05/01/2028	05/01/2016	A	5,453,654
10,875,000	North Las Vegas, NV GO1	5.000	05/01/2030	05/01/2016	A	10,885,440
1,350,000	North Las Vegas, NV GO1	5.000	05/01/2027	05/01/2016	A	1,355,035
1,440,000	North Las Vegas, NV GO1	5.000	05/01/2024	05/01/2016	A	1,446,221
1,000,000	North Las Vegas, NV GO1	5.000	05/01/2025	05/01/2016	A	1,004,030
3,725,000	North Las Vegas, NV Wastewater Reclamation System[1]	5.000	10/01/2026	10/01/2016	A	3,752,006
1,705,000	North Las Vegas, NV Wastewater Reclamation System[1]	5.000	10/01/2023	10/01/2016	A	1,721,675
160,000	North Las Vegas, NV Wastewater Reclamation System[1]	5.000	10/01/2022	10/01/2016	A	161,634
60,000	Reno, NV Redevel. Agency (Downtown Redevel.)	5.000	09/01/2017	01/31/2016	A	60,121

						32,044,524
New Hampshire—0.0%
60,000	NH HFA (Prescott Hills Apartments)[1]	6.150	07/01/2040	01/31/2016	A	60,745
5,000	NH HFA (Single Family Mtg.)[1]	5.750	01/01/2037	04/01/2016	A	5,173

						65,918
New Jersey—1.0%
5,000	Mount Holly, NJ Municipal Utilities Authority	4.750	12/01/2018	01/31/2016	A	5,018
4,670,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.250	07/01/2033	01/31/2016	A	4,722,678
595,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.250	07/01/2031	01/31/2016	A	601,711
50,000	NJ EDA (Municipal Rehabilitation)[1]	4.625	04/01/2025	01/31/2016	A	50,099
990,000	NJ Educational Facilities Authority (Georgian Court University)[1]	5.000	07/01/2027	07/01/2017	A	1,030,412
11,430,000	NJ Health Care Facilities Financing Authority (Trinitas Hospital/Marillac Corp. Obligated Group)[1]	5.250	07/01/2023	05/24/2017	A	12,038,990
2,100,000	Salem County, NJ Pollution Control (Chambers Cogeneration)[1]	5.000	12/01/2023	02/05/2022	B	2,310,273

						20,759,181

18  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New Mexico—0.0%
$125,000	NM Hospital Equipment Loan Council (PHSvcs/BCHCC/PHCF Obligated Group)[1]	6.125%	08/01/2028	08/01/2018	A	$ 141,141
New York—5.0%
5,000	Monroe County, NY Airport Authority (Greater Rochester International Airport)	4.000	01/01/2017	01/31/2016	A	5,008
3,065,000	NY Counties Tobacco Trust II (TASC)[1]	5.625	06/01/2035	01/31/2016	A	3,069,996
8,000,000	NY Counties Tobacco Trust III (TASC)[1]	6.000	06/01/2043	01/31/2016	A	8,002,080
4,000,000	NY TSASC, Inc. (TFABs)[1]	4.750	06/01/2022	06/01/2016	A	4,014,080
14,145,000	NYC IDA (American Airlines)[1]	7.750	08/01/2031	08/01/2016	A	14,767,380
5,000,000	NYC IDA (American Airlines)[1]	8.000	08/01/2028	08/01/2016	A	5,234,900
16,050,000	NYC IDA (American Airlines)[1]	7.625	08/01/2025	08/01/2016	A	16,778,188
2,480,000	NYC IDA (American Airlines)[1]	7.500	08/01/2016	08/01/2016		2,538,702
4,855,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750	12/01/2022	01/31/2016	A	4,964,237
40,000,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.500	12/01/2028	01/31/2016	A	40,200,400
5,055,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750	12/01/2025	01/31/2016	A	5,191,485
2,990,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.000	03/01/2026	01/31/2016	A	3,036,674

						107,803,130
North Carolina—0.4%
2,000,000	NC Capital Facilities Finance Agency (Meredith College)[1]	6.000	06/01/2031	06/01/2018	A	2,133,980
720,000	NC Medical Care Commission (AHA1HC / AHA3HC / AHA4HC / AHACHC / AHEHC / AHA7HC Obligated Group)[1]	5.500	10/01/2024	01/31/2016	A	721,771
1,000,000	NC Medical Care Commission (AHACHC)[1]	5.800	10/01/2034	01/31/2016	A	1,002,540
1,620,000	NC Medical Care Commission (Catholic Health East)[1]	5.250	11/15/2022	05/15/2017	A	1,707,950
1,970,000	NC Medical Care Commission (Catholic Health East)[1]	5.250	11/15/2023	05/15/2017	A	2,072,086
325,000	NC Medical Care Commission (Scotland Memorial Hospital)[1]	5.500	10/01/2019	01/31/2016	A	326,264

						7,964,591
North Dakota—0.0%
15,000	Ward County, ND Health Care Facilities (Trinity Hospital/Trinity Medical Center/Trinity Nursing Home Obligated Group)[1]	6.250	07/01/2021	01/31/2016	A	15,064
Ohio—5.8%
40,910,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.125	06/01/2024	06/01/2024		36,908,593

19  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Ohio (Continued)
$3,210,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.375%	06/01/2024	06/01/2024		$ 2,940,296
1,030,000	Cleveland-Cuyahoga County, OH Port Authority (Fairmount Montessori Association)[1]	5.125	05/15/2025	01/31/2016	A	1,032,801
1,500,000	Cleveland-Cuyahoga County, OH Port Authority (Port Cleveland)[1]	5.000	11/15/2026	11/15/2020	A	1,757,895
41,790,000	Cuyahoga County, OH Hospital Facilities (CSAHS-UHHS-Cuyahoga/Canton Obligated Group)[1,2]	7.500	01/01/2030	01/31/2016	A	41,863,132
3,060,000	Cuyahoga County, OH Multifamily (Vesta-Cleveland)[1]	5.300	08/20/2034	01/31/2016	A	3,067,956
700,000	Dayton-Montgomery County, OH Port Authority (Dayton Regional Bond Fund-Maverick)[1]	5.125	05/15/2022	04/09/2017	A	708,456
270,000	Grove City, OH Tax Increment Financing[1]	5.125	12/01/2016	12/01/2016		278,589
5,850,000	Hamilton County, OH Health Care Facilities (Christ Hospital)[1]	5.250	06/01/2025	06/01/2022	A	6,841,984
5,715,000	Hamilton County, OH Health Care Facilities (Christ Hospital)[1]	5.250	06/01/2024	06/01/2022	A	6,727,126
1,500,000	Hamilton County, OH Health Care Facilities (Christ Hospital)[1]	5.250	06/01/2023	06/01/2022	A	1,779,030
5,000	Lake County, OH Sewer District Improvements[1]	5.850	12/01/2016	01/31/2016	A	5,024
1,500,000	Lorain County, OH Port Authority (Kendal at Oberlin)[1]	5.000	11/15/2030	11/15/2023	A	1,651,965
150,000	Lucas County, OH GO	6.500	12/01/2016	01/31/2016	A	150,798
290,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2025	09/01/2021	A	333,471
305,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2026	09/01/2021	A	349,271
320,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2027	09/01/2021	A	365,600
205,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2022	09/01/2022		239,503
260,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2023	09/01/2021	A	303,116
275,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2024	09/01/2021	A	319,223
875,000	Miami County, OH Hospital Facility (Upper Valley Medical Center)[1]	5.250	05/15/2026	05/15/2016	A	887,574
40,000	OH Capital Corp. for Hsg. (The Conifers)[1]	6.300	06/01/2028	01/31/2016	A	40,093
25,000	OH HFA[1]	5.250	09/01/2030	01/31/2016	A	25,036
1,000,000	OH River South Authority (Lazarus Building Redevel)[1]	5.750	12/01/2027	12/01/2017	A	1,063,310
2,080,000	Penta, OH Career Center COP[1]	5.250	04/01/2025	04/01/2022	A	2,412,280
2,915,000	Penta, OH Career Center COP[1]	5.250	04/01/2024	04/01/2022	A	3,400,377

20  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Ohio (Continued)
$1,400,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)	6.300%	02/15/2024	07/20/2020	B	$ 1,014,832
1,950,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)	6.400	02/15/2034	02/27/2030	B	1,378,377
3,480,000	Portage County, OH Port Authority (Northeast Ohio Medical University)[1]	5.000	12/01/2026	06/01/2022	A	3,833,046
1,050,000	Ross County, OH Hospital (Adena Health System)[1]	5.750	12/01/2035	12/01/2018	A	1,165,101
750,000	Ross County, OH Hospital (Adena Health System)[1]	5.750	12/01/2028	12/01/2018	A	837,885
1,370,000	Summit County, OH Port Authority (University of Akron Student Hsg.)[1]	5.250	01/01/2024	01/01/2021	A	1,575,925

						125,257,665
Oklahoma—0.0%
800,000	Oklahoma County, OK HFA (Single Family Mtg.)[1,2]	6.600	10/01/2035	02/01/2016	A	817,960
Oregon—0.1%
1,000,000	Gilliam County, OR Solid Waste Disposal (WM/WMO/WMW/CWM/WMDSC Obligated Group)[1]	5.250	07/01/2029	05/01/2016	A	1,022,780
5,000	Klamath Falls, OR Airport	5.500	07/01/2016	01/31/2016	A	5,023
10,000	OR GO1,2	5.375	08/01/2028	02/01/2016	A	10,019
15,000	OR GO (Alternate Energy)	5.400	07/01/2016	01/31/2016	A	15,066
20,000	OR GO (Alternate Energy)	5.000	07/01/2017	01/31/2016	A	20,081
5,000	OR GO (Elderly & Disabled Hsg.)[1]	5.700	08/01/2016	02/01/2016	A	5,020
5,000	OR GO (Elderly & Disabled Hsg.)[1,2]	5.800	08/01/2027	02/01/2016	A	5,012
20,000	OR GO (Elderly & Disabled Hsg.)[1]	5.600	08/01/2019	02/01/2016	A	20,063
5,000	OR GO (Elderly & Disabled Hsg.)[1]	6.200	08/01/2020	02/01/2016	A	5,018
30,000	OR GO (Elderly & Disabled Hsg.)[1,2]	5.650	08/01/2026	02/01/2016	A	30,069
5,000	OR GO (Elderly & Disabled Hsg.)[1,2]	6.300	08/01/2026	02/01/2016	A	5,014
25,000	OR GO (Elderly & Disabled Hsg.)[1]	5.550	08/01/2016	02/01/2016	A	25,097
25,000	OR GO (Elderly & Disabled Hsg.)[1,2]	6.000	08/01/2026	02/01/2016	A	25,065
225,000	Western Generation, OR Agency Cogeneration (Wauna Cogeneration)[1]	5.000	01/01/2016	01/01/2016		225,000

						1,418,327
Other Territory—0.6%
2,848,302	Public Hsg. Capital Fund Multi-State Revenue Trust I1	4.500	07/01/2022	07/01/2022		2,982,372
1,673,458	Public Hsg. Capital Fund Multi-State Revenue Trust II1	4.500	07/01/2022	07/01/2022		1,739,225
6,897,889	Public Hsg. Capital Fund Multi-State Revenue Trust III[1]	5.000	07/01/2022	07/01/2022		7,142,488

						11,864,085

21  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Pennsylvania—2.2%
$2,780,000	Allentown, PA Neighborhood Improvement Zone[1]	5.000%	05/01/2026	05/01/2022	A	$ 3,078,989
5,335,000	Allentown, PA Neighborhood Improvement Zone[1]	5.000	05/01/2025	05/01/2022	A	5,941,216
485,000	Bucks County, PA IDA (School Lane Foundation)[1]	4.600	03/15/2017	09/19/2016	B	492,164
225,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries)[1]	6.250	01/01/2024	01/01/2019	A	253,199
1,000,000	Delaware Valley, PA Regional Financial Authority[1]	5.700	07/01/2027	07/01/2027		1,255,990
2,985,000	Luzerne County, PA GO1	6.750	11/01/2023	11/01/2019	A	3,440,780
6,724	Northampton County, PA IDA (Northampton Generating)	5.000	12/31/2023	12/31/2023		6,547
350,140	Northampton County, PA IDA (Northampton Generating)[1]	5.000	12/31/2023	12/31/2023		321,071
875,000	PA HEFA (California University of Pennsylvania Student Assoc.)[1]	6.750	09/01/2020	01/31/2016	A	877,406
40,000	PA HEFA (Temple University)[1]	5.000	04/01/2024	04/01/2016	A	40,473
1,960,000	PA HEFA (Temple University)[1]	5.000	04/01/2024	04/01/2016	A	1,983,089
25,000	PA HEFA (University of the Arts)[1]	5.500	03/15/2020	01/31/2016	A	25,073
785,000	PA HEFA (Ursinus College)[1]	5.000	01/01/2025	01/01/2022	A	885,786
1,970,000	PA HEFA (Ursinus College)[1]	5.000	01/01/2027	01/01/2022	A	2,197,476
16,465,000	PA HFA (Single Family Mtg.)[1]	4.650	10/01/2031	10/01/2016	A	16,692,546
2,065,000	Philadelphia, PA Gas Works[1]	5.000	10/01/2021	10/01/2017	A	2,214,630
2,745,000	Reading, PA GO1	5.625	11/15/2020	02/27/2019	B	2,865,478
4,120,000	Susquehanna, PA Area Regional Airport Authority[1]	5.000	01/01/2023	01/01/2023		4,617,984

						47,189,897
Rhode Island—1.3%
15,000	Exeter West Greenwich, RI Regional School District	5.000	09/15/2017	01/31/2016	A	15,061
25,000	Providence, RI Public Building Authority (School & Public Facilties)[1]	5.250	12/15/2018	01/31/2016	A	25,052
95,000	Providence, RI Public Building Authority, Series A1	5.375	12/15/2021	01/31/2016	A	95,167
5,000	Providence, RI Public Building Authority, Series A	5.125	12/15/2017	01/31/2016	A	5,011
1,060,000	RI Clean Water Finance Agency (Triton Ocean)[1]	5.800	09/01/2022	01/31/2016	A	1,061,855
5,000,000	RI Health & Educational Building Corp. (EPBH/RIH/TMH Obligated Group)[1]	7.000	05/15/2039	05/15/2019	A	5,811,150
690,000	RI Health & Educational Building Corp. (Lifespan)[1]	5.250	05/15/2026	01/31/2016	A	692,001
520,000	RI Health & Educational Building Corp. (Public Schools Financing Program)[1]	6.000	05/15/2029	05/15/2019	A	570,102
4,075,000	RI Health & Educational Building Corp. (RIH/MHF/TMH/RIHF Obligated Group)[1]	5.750	05/15/2023	01/31/2016	A	4,089,711

22  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Rhode Island (Continued)
$15,000,000	RI Health & Educational Building Corp. (RIH/TMH Obligated Group)[1]	5.000%	05/15/2026	05/15/2016	A	$ 15,190,950
80,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)[1]	6.500	04/01/2027	01/31/2016	A	80,831
610,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)[1]	5.150	04/01/2022	04/01/2017	A	629,654
85,000	Woonsocket, RI GO1	6.000	10/01/2018	01/31/2016	A	85,068

						28,351,613
South Carolina—0.1%
95,000	Greenville County, SC Airport (Donaldson Industrial Air Park)[1]	6.125	10/01/2017	04/07/2017	B	95,980
210,000	Lee County, SC School Facilities, Series 2006[1]	6.000	12/01/2019	12/01/2017	A	227,966
270,000	Lee County, SC School Facilities, Series 2006[1]	6.000	12/01/2027	12/01/2017	A	288,851
720,000	SC Connector 2000 Assoc. Toll Road, Series B	5.702 [7]	01/01/2026	01/01/2026		329,544
1,735,000	SC Connector 2000 Assoc. Toll Road, Series B	5.604 [7]	01/01/2021	01/01/2021		1,040,584
20,000	SC Hsg. Finance & Devel. Authority[1,2]	5.450	07/01/2029	07/01/2017	A	20,713

						2,003,638
South Dakota—0.0%
485,000	SD Hsg. Devel. Authority (Homeownership)[1,2]	4.900	11/01/2025	01/31/2016	A	485,810
Tennessee—0.0%
190,000	Jackson, TN Hospital (Jackson- Madison County General Hospital)[1]	5.500	04/01/2033	04/01/2018	A	205,076
510,000	Jackson, TN Hospital (Jackson- Madison County General Hospital)[1]	5.500	04/01/2033	04/01/2018	A	562,015

						767,091
Texas—3.1%
150,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)[6]	6.750	10/01/2038	10/01/2038		5,250
60,000	Collin County, TX HFC (Community College District Foundation)[1]	5.250	06/01/2023	07/08/2021	B	59,844
6,860,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2025	11/01/2020	A	7,823,144
6,955,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2029	11/01/2018	A	7,571,213
5,000,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2024	11/01/2020	A	5,719,000
1,200,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2027	11/01/2022	A	1,382,304
1,000,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2026	11/01/2022	A	1,156,660
5,000,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2024	11/01/2020	A	5,719,000
35,000	Del Rio, TX Airport	5.400	07/01/2019	01/31/2016	A	35,145

23  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Texas (Continued)
$50,000	Eagle Pass, TX Waterworks & Sewer[1]	5.050%		12/01/2017	01/31/2016	A	$ 50,201
7,455,000	El Paso, TX Downtown Devel. Corp. (Downtown Ballpark Venue)[1]	7.000		08/15/2023	08/15/2017	A	8,089,271
5,000,000	El Paso, TX Downtown Devel. Corp. (Downtown Ballpark Venue)[1]	7.000		08/15/2027	08/15/2017	A	5,383,150
25,000	Fort Bend County, TX Municipal Utility District No. 118	4.350		09/01/2016	01/31/2016	A	25,073
440,000	Gonzales, TX Healthcare System[1]	5.500		08/15/2019	01/31/2016	A	441,540
340,000	Gulf Coast, TX IDA Solid Waste (Citgo Petroleum Corp.)[1]	8.000		04/01/2028	01/31/2016	A	340,666
12,255,000	Harris County, TX HFDC (St. Luke’s Episcopal Hospital)[1]	6.750		02/15/2021	01/31/2016	A	13,411,382
530,000	Houston, TX Airport Special Facilities (Continental Airlines)	5.500		07/15/2017	01/31/2016	A	532,279
30,000	Houston, TX Airport System[1]	5.000		07/01/2032	01/31/2016	A	30,094
720,000	Houston, TX Higher Education Finance Corp. (Cosmos Foundation)[1]	5.875		05/15/2021	01/14/2019	B	808,819
620,000	Newark, TX Cultural Education Facilities Finance Corp. (A.W. Brown Fellowship Charter School)[1]	6.000		08/15/2032	02/15/2016	A	640,150
55,000	North East TX Hospital Authority (Northeast Medical Center Hospital)	5.625		05/15/2022	01/31/2016	A	55,209
395,000	Permian Basin, TX HFC (Single Family Mtg.)[1,2]	5.650		01/01/2038	07/01/2022	A	399,250
620,000	Sabine River, TX Authority Pollution Control (TXU Electric Company)[6]	6.450	[5]	06/01/2021	06/01/2021		21,700
4,030,000	Texas City, TX Industrial Devel. Corp. (ARCO Pipe Line Co.)[1]	7.375		10/01/2020	10/01/2020		5,017,552
235,000	Trinity, TX River Authority (TXU Energy Company)[6]	6.250		05/01/2028	05/01/2028		8,225
1,260,000	TX Dept. of Hsg. & Community Affairs (Skyway Villas)[1]	5.450		12/01/2022	01/31/2016	A	1,261,688
25,000	TX GO (Water Financial Assistance)[1]	5.750		08/01/2031	02/01/2016	A	25,113
15,000	TX Lower Colorado River Authority[1]	5.000		05/15/2031	01/31/2016	A	15,053
1,285,000	TX Multifamily Hsg. Revenue Bond Pass-Through Certificates (Skyway Villas)[1]	5.950		11/01/2034	06/01/2016	A	1,294,740
50,000	Ysleta, TX Independent School District[1]	5.375		11/15/2024	05/15/2016	A	50,923

							67,373,638
Vermont—0.4%
205,000	Burlington, VT COP	5.500		12/01/2016	01/31/2016	A	205,920
25,000	VT Educational & Health Buildings Financing Agency (CSAC / NWCSS / RMHS / WCMHS Obligated Group)[1]	5.375		02/15/2023	02/15/2016	A	25,329
1,025,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)[1]	5.000		10/01/2022	10/01/2022		1,195,160
1,000,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)[1]	5.000		10/01/2023	10/01/2022	A	1,157,890

24  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Vermont (Continued)
$2,020,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)[1]	5.000%	10/01/2021	10/01/2021		$ 2,325,040
1,830,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)[1]	5.000	10/01/2019	10/01/2019		2,041,713
1,820,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)[1]	5.000	10/01/2020	10/01/2020		2,062,642

						9,013,694
Virginia—0.7%
6,510,000	Suffolk, VA Redevel. & Hsg. Authority (Henrico-Richmond)[1]	5.000	08/01/2036	02/01/2016	A	6,564,879
6,400,000	VA Hsg. Devel. Authority, Series A1[1]	5.000	10/01/2026	07/01/2017	A	6,619,776
973,000	Watkins Centre, VA Community Devel. Authority[1]	5.400	03/01/2020	03/01/2016	A	976,279

						14,160,934
Washington—0.5%
925,000	Chelan County, WA Devel. Corp. (Alcoa)	5.850	12/01/2031	01/31/2016	A	925,037
300,000	Cowlitz County, WA Sewer (Three Rivers Regional Wastewater Authority)[1]	5.250	03/01/2020	03/01/2016	A	302,493
175,000	Kelso County, WA Hsg. Authority (Chinook & Columbia Apartments)[1]	5.600	03/01/2028	01/31/2016	A	175,037
10,000	King County, WA Hsg. Authority (Rural Preservation)[1]	5.750	01/01/2028	07/01/2016	A	10,038
4,975,000	Seattle, WA Hsg. Authority (High Rise Rehab III)[1]	5.150	11/01/2027	11/01/2017	A	5,267,331
40,000	Seattle, WA Hsg. Authority (Holly Park)[1,2]	5.750	01/01/2020	07/01/2016	A	40,056
1,540,000	Skagit County, WA Public Hospital District No. 1 (Skagit Valley Hospital)[1]	5.500	12/01/2030	01/31/2016	A	1,544,343
30,000	WA COP (Dept. of General Administration)	5.600	10/01/2016	01/31/2016	A	30,137
2,000,000	WA Health Care Facilities Authority (Virginia Mason Medical Center)[1]	5.500	08/15/2042	08/15/2017	A	2,113,120

						10,407,592
Wisconsin—0.8%
150,000	WI H&EFA (Beloit College)[1]	5.250	06/01/2025	06/01/2020	A	164,969
100,000	WI H&EFA (Prohealth Care/Waukesha Memorial Hospital/Prohealth Care Obligated Group)[1]	6.375	02/15/2029	02/15/2019	A	116,330
200,000	WI H&EFA (Richland Hospital)	5.375	06/01/2028	01/31/2016	A	200,228
1,000,000	WI H&EFA (WFS/WFMG Obligated Group)[1]	5.250	08/15/2026	08/15/2016	A	1,024,810
9,715,000	WI H&EFA (WFS/WFMG Obligated Group)[1]	5.250	08/15/2025	08/15/2016	A	9,956,029

25  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Wisconsin (Continued)
$3,995,000	WI H&EFA (WFS/WFMG Obligated Group)[1]	5.250%		08/15/2031	08/15/2016	A	$ 4,098,510
940,000	WI Hsg. & EDA, Series B1	5.750		11/01/2025	05/01/2020	A	1,033,887

							16,594,763
Wyoming—1.8%
37,780,000	Sweetwater County, WY Solid Waste (FMC Corp.)[1]	5.600		12/01/2035	01/31/2016	A	37,914,119
U.S. Possessions—20.5%
1,000,000	Puerto Rico Aqueduct & Sewer Authority	5.000		07/01/2025	07/01/2018	A	1,003,610
8,645,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375		05/15/2033	01/31/2016	A	8,817,900
120,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625		05/15/2043	01/31/2016	A	120,194
6,015,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500		05/15/2039	01/31/2016	A	6,040,744
105,000	Puerto Rico Commonwealth GO	5.250		07/01/2017	07/01/2017		74,016
300,000	Puerto Rico Commonwealth GO1	5.250		07/01/2017	07/01/2016	A	303,408
4,860,000	Puerto Rico Commonwealth GO	5.500		07/01/2017	07/01/2017		3,438,013
7,930,000	Puerto Rico Commonwealth GO	5.250		07/01/2026	07/01/2026		5,231,897
4,160,000	Puerto Rico Commonwealth GO8	0.820		07/01/2020	07/01/2020		3,942,432
8,500,000	Puerto Rico Commonwealth GO	5.250		07/01/2024	07/01/2024		5,608,045
3,000,000	Puerto Rico Commonwealth GO	5.250		07/01/2025	07/01/2025		1,979,250
125,000	Puerto Rico Commonwealth GO	5.000		07/01/2017	07/01/2017		128,742
300,000	Puerto Rico Commonwealth GO	6.000		07/01/2033	07/01/2016	A	300,855
515,000	Puerto Rico Commonwealth GO	5.250		07/01/2024	07/01/2021	A	528,390
37,765,000	Puerto Rico Commonwealth GO	6.000		07/01/2029	07/01/2029		25,163,575
1,125,000	Puerto Rico Commonwealth GO1	6.000		07/01/2027	07/01/2018	A	1,147,882
100,000	Puerto Rico Commonwealth GO1	5.000		07/01/2023	07/01/2017	A	100,466
100,000	Puerto Rico Commonwealth GO	5.000		07/01/2016	07/01/2016		101,659
15,580,000	Puerto Rico Commonwealth GO	5.125		07/01/2024	07/01/2024		10,220,324
4,245,000	Puerto Rico Commonwealth GO8	0.800		07/01/2019	07/01/2019		4,094,387
90,000	Puerto Rico Commonwealth GO	7.500	[7]	07/01/2019	07/01/2019		74,956
3,355,000	Puerto Rico Commonwealth GO	5.500		07/01/2017	07/01/2017		2,899,559
4,920,000	Puerto Rico Commonwealth GO1	5.500		07/01/2016	07/01/2016		5,013,824
110,000	Puerto Rico Commonwealth GO	7.125	[7]	07/01/2017	07/01/2017		103,253
2,890,000	Puerto Rico Commonwealth GO1	5.500		07/01/2018	07/01/2018		2,997,392
370,000	Puerto Rico Commonwealth GO	6.000		07/01/2016	07/01/2016		375,531
45,000	Puerto Rico Commonwealth GO1	5.250		07/01/2017	07/01/2017		46,511
195,000	Puerto Rico Commonwealth GO1	5.250		07/01/2016	07/01/2016		198,477
25,250,000	Puerto Rico Commonwealth GO	5.500		07/01/2026	07/01/2026		16,727,620
25,000	Puerto Rico Commonwealth GO	5.000		07/01/2016	01/31/2016	A	25,069
13,000,000	Puerto Rico Commonwealth GO8	0.780		07/01/2018	07/01/2018		12,645,750
655,000	Puerto Rico Commonwealth GO	5.250		07/01/2021	01/31/2016	A	655,367
6,510,000	Puerto Rico Commonwealth GO1	5.500		07/01/2018	07/01/2018		6,832,636
1,005,000	Puerto Rico Commonwealth GO	5.500		07/01/2017	07/01/2017		1,042,406
2,160,000	Puerto Rico Commonwealth GO	5.500		07/01/2027	07/01/2027		1,429,747
140,000	Puerto Rico Commonwealth GO	5.500		07/01/2026	07/01/2026		92,747
50,000	Puerto Rico Electric Power Authority	5.000		07/01/2016	07/01/2016		50,494

26  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$5,685,000	Puerto Rico Electric Power Authority, Series AAA[9]	5.250%	07/01/2028	07/01/2028		$ 3,661,652
4,295,000	Puerto Rico Electric Power Authority, Series CCC[9]	5.250	07/01/2028	07/01/2028		2,766,367
56,565,000	Puerto Rico Electric Power Authority, Series CCC[9]	5.250	07/01/2026	11/30/2025	B	36,430,688
40,000	Puerto Rico Electric Power Authority, Series DDD	5.000	07/01/2023	07/01/2020	A	40,377
75,000	Puerto Rico Electric Power Authority, Series LL	5.500	07/01/2018	07/01/2018		76,657
5,770,000	Puerto Rico Electric Power Authority, Series LL	5.500	07/01/2017	07/01/2017		5,912,981
1,000,000	Puerto Rico Electric Power Authority, Series PP	5.000	07/01/2023	07/01/2023		998,450
100,000	Puerto Rico Electric Power Authority, Series RR	5.000	07/01/2025	07/01/2025		82,135
550,000	Puerto Rico Electric Power Authority, Series RR	5.000	07/01/2022	07/01/2022		549,989
3,735,000	Puerto Rico Electric Power Authority, Series RR	5.000	07/01/2021	01/31/2016	A	3,735,224
6,500,000	Puerto Rico Electric Power Authority, Series SS	5.000	07/01/2022	07/01/2022		6,499,870
1,000,000	Puerto Rico Electric Power Authority, Series SS	5.000	07/01/2023	07/01/2023		998,450
2,000,000	Puerto Rico Electric Power Authority, Series SS	5.000	07/01/2021	01/31/2016	A	2,000,120
300,000	Puerto Rico Electric Power Authority, Series SS	5.000	07/01/2017	01/31/2016	A	300,270
790,000	Puerto Rico Electric Power Authority, Series SS	5.000	07/01/2020	01/31/2016	A	790,047
1,380,000	Puerto Rico Electric Power Authority, Series TT9	5.000	07/01/2017	07/01/2017		890,887
5,560,000	Puerto Rico Electric Power Authority, Series TT9	5.000	07/01/2025	07/01/2025		3,580,974
740,000	Puerto Rico Electric Power Authority, Series UU	4.000	07/01/2018	07/01/2018		730,913
550,000	Puerto Rico Electric Power Authority, Series UU	4.500	07/01/2018	07/01/2018		549,290
1,385,000	Puerto Rico Electric Power Authority, Series UU	5.000	07/01/2016	07/01/2016		1,405,401
1,705,000	Puerto Rico Electric Power Authority, Series VV	5.250	07/01/2025	07/01/2025		1,701,846
5,000,000	Puerto Rico Electric Power Authority, Series WW9	5.000	07/01/2028	07/13/2027	B	3,220,650
250,000	Puerto Rico Electric Power Authority, Series XX9	5.250	07/01/2027	07/01/2027		161,017
5,000,000	Puerto Rico Electric Power Authority, Series ZZ9	5.250	07/01/2018	07/01/2018		3,224,900
6,280,000	Puerto Rico Electric Power Authority, Series ZZ9	5.000	07/01/2017	07/01/2017		4,054,180

27  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$1,060,000	Puerto Rico Electric Power Authority, Series ZZ9	5.250%	07/01/2026	07/01/2026		$ 682,693
1,180,000	Puerto Rico Electric Power Authority, Series ZZ9	5.250	07/01/2025	07/01/2025		759,979
790,000	Puerto Rico Highway & Transportation Authority[1]	5.500	07/01/2019	07/01/2019		808,265
25,000	Puerto Rico Highway & Transportation Authority[1]	5.500	07/01/2017	07/01/2017		25,826
2,000,000	Puerto Rico Highway & Transportation Authority[1]	5.250	07/01/2018	07/01/2018		2,087,240
1,010,000	Puerto Rico Highway & Transportation Authority[1]	5.250	07/01/2018	07/01/2018		1,054,056
230,000	Puerto Rico Highway & Transportation Authority[1]	5.250	07/01/2022	07/01/2022		239,563
170,000	Puerto Rico Highway & Transportation Authority	5.000	07/01/2018	01/31/2016	A	170,070
530,000	Puerto Rico Highway & Transportation Authority	5.750	07/01/2021	07/01/2021		252,624
11,150,000	Puerto Rico Highway & Transportation Authority[1]	5.500	07/01/2018	07/01/2018		11,702,594
840,000	Puerto Rico Highway & Transportation Authority[1]	5.000	07/01/2018	07/01/2016	A	842,075
530,000	Puerto Rico Highway & Transportation Authority[1]	5.500	07/01/2023	07/01/2023		556,712
105,000	Puerto Rico Highway & Transportation Authority[1]	5.500	07/01/2020	07/01/2020		109,343
675,000	Puerto Rico Highway & Transportation Authority, Series G	5.250	07/01/2019	07/01/2019		331,641
1,045,000	Puerto Rico Highway & Transportation Authority, Series N	5.500	07/01/2021	07/01/2021		253,454
20,140,000	Puerto Rico Highway & Transportation Authority, Series Y1	6.250	07/01/2021	07/15/2020	B	21,855,727
410,000	Puerto Rico Industrial Devel. Company, Series B2	5.375	07/01/2016	07/01/2016		333,937
155,000	Puerto Rico Industrial Devel. Company, Series B2	5.375	07/01/2016	01/31/2016	A	155,629
3,115,000	Puerto Rico Infrastructure	5.500	07/01/2021	07/01/2021		1,500,807
8,440,000	Puerto Rico Infrastructure	5.500	07/01/2020	07/01/2020		4,068,586
8,090,000	Puerto Rico Infrastructure[1]	6.000	12/15/2026	12/15/2026		2,544,467
4,670,000	Puerto Rico Infrastructure	5.500	07/01/2022	07/01/2022		2,249,119
2,735,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	6.250	10/01/2024	03/02/2021	B	1,395,534
3,500,000	Puerto Rico Infrastructure Financing Authority[1]	5.250	12/15/2026	12/15/2026		1,066,310
100,000	Puerto Rico Infrastructure Financing Authority	5.500	07/01/2016	07/01/2016		100,674
3,310,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625	06/01/2026	10/17/2024	B	3,179,851
2,095,000	Puerto Rico ITEMECF (Hospital Auxilio Mutuo)[1]	6.250	07/01/2026	07/01/2016	A	2,107,423

28  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$450,000	Puerto Rico ITEMECF (International American University)[1]	5.000%		10/01/2021	10/01/2021		$ 441,711
485,000	Puerto Rico Municipal Finance Agency, Series A	5.250		08/01/2016	02/01/2016	A	486,761
2,000,000	Puerto Rico Municipal Finance Agency, Series A	5.250		08/01/2019	02/01/2016	A	2,007,220
145,000	Puerto Rico Municipal Finance Agency, Series A	5.250		08/01/2020	02/01/2016	A	145,525
3,975,000	Puerto Rico Municipal Finance Agency, Series A	5.250		08/01/2017	02/01/2016	A	3,989,389
130,000	Puerto Rico Municipal Finance Agency, Series A1	5.000		08/01/2027	01/31/2016	A	129,993
265,000	Puerto Rico Municipal Finance Agency, Series A1	5.250		08/01/2021	02/01/2016	A	265,954
50,000	Puerto Rico Municipal Finance Agency, Series A1	5.000		08/01/2022	02/01/2016	A	50,169
305,000	Puerto Rico Municipal Finance Agency, Series A1	5.000		08/01/2030	02/28/2028	B	304,204
20,000	Puerto Rico Municipal Finance Agency, Series A	5.500		07/01/2017	01/31/2016	A	20,077
50,000	Puerto Rico Municipal Finance Agency, Series A	5.000		08/01/2016	02/01/2016	A	50,171
50,000	Puerto Rico Municipal Finance Agency, Series A	5.000		08/01/2018	02/01/2016	A	50,170
50,000	Puerto Rico Municipal Finance Agency, Series A1	5.000		08/01/2020	02/01/2016	A	50,169
30,000	Puerto Rico Municipal Finance Agency, Series B1	5.250		07/01/2021	07/01/2021		31,108
40,000	Puerto Rico Municipal Finance Agency, Series C1	5.250		08/01/2022	08/01/2022		41,680
450,000	Puerto Rico Municipal Finance Agency, Series C1	5.250		08/01/2017	08/01/2017		465,921
7,325,000	Puerto Rico Municipal Finance Agency, Series C1	5.250		08/01/2018	08/01/2018		7,654,478
395,000	Puerto Rico Municipal Finance Agency, Series C1	5.250		08/01/2019	08/01/2019		410,717
760,000	Puerto Rico Public Buildings Authority	5.250		07/01/2027	10/17/2026	B	440,823
2,155,000	Puerto Rico Public Buildings Authority	6.250		07/01/2023	07/01/2023		1,351,573
300,000	Puerto Rico Public Buildings Authority	5.500		07/01/2016	07/01/2016		270,990
135,000	Puerto Rico Public Buildings Authority	5.500		07/01/2023	07/01/2023		80,899
5,345,000	Puerto Rico Public Buildings Authority	6.250		07/01/2022	07/01/2022		3,359,386
50,000	Puerto Rico Public Buildings Authority[1]	5.250		07/01/2025	07/01/2025		51,681
4,550,000	Puerto Rico Public Buildings Authority	5.750		07/01/2016	07/01/2016		3,385,928
735,000	Puerto Rico Public Buildings Authority	6.250		07/01/2021	07/01/2021		463,528
3,590,000	Puerto Rico Public Buildings Authority[1]	6.000		07/01/2027	07/01/2018	A	3,663,021
4,990,000	Puerto Rico Public Buildings Authority	5.750		07/01/2022	07/01/2022		3,030,976
190,000	Puerto Rico Public Buildings Authority	5.500	[5]	07/01/2035	07/01/2017	C	191,533
3,300,000	Puerto Rico Public Buildings Authority	7.000		07/01/2021	07/01/2021		2,130,645
2,905,000	Puerto Rico Public Buildings Authority	6.250		07/01/2026	07/01/2026		1,804,034
13,200,000	Puerto Rico Public Buildings Authority	7.000		07/01/2025	04/13/2025	B	8,460,804
500,000	Puerto Rico Public Buildings Authority	6.125		07/01/2023	07/01/2023		312,360

29  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$37,400,000	Puerto Rico Public Finance Corp., Series A6	6.500%	08/01/2028	12/12/2027	B	$ 5,984,000
6,495,000	Puerto Rico Public Finance Corp., Series B6	6.000	08/01/2026	08/01/2026		1,039,200
54,770,000	Puerto Rico Public Finance Corp., Series B6	5.500	08/01/2031	07/17/2029	B	8,763,200
10,675,000	Puerto Rico Public Finance Corp., Series B6	6.000	08/01/2024	08/01/2024		1,708,000
17,475,000	Puerto Rico Public Finance Corp., Series B6	6.000	08/01/2025	08/01/2025		2,796,000
5,320,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500	08/01/2042	03/21/2042	B	2,158,909
11,355,000	Puerto Rico Sales Tax Financing Corp., Series A	5.000	08/01/2018	08/01/2018		5,528,636
1,175,000	Puerto Rico Sales Tax Financing Corp., Series A	4.375	08/01/2020	08/01/2020		530,007
11,000,000	Puerto Rico Sales Tax Financing Corp., Series A	5.625	08/01/2030	08/01/2030		4,522,430
2,980,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500	08/01/2028	08/01/2028		1,233,899
24,135,000	Puerto Rico Sales Tax Financing Corp., Series A	6.125	08/01/2029	08/01/2029		10,157,456
11,580,000	Puerto Rico Sales Tax Financing Corp., Series A	5.250	08/01/2019	08/01/2019		5,401,028
23,630,000	Puerto Rico Sales Tax Financing Corp., Series A	5.375	08/01/2020	08/01/2020		10,711,243
16,000,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500	08/01/2022	08/01/2022		7,045,760
10,550,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500	08/01/2023	08/01/2023		4,625,437
1,000,000	Puerto Rico Sales Tax Financing Corp., Series A	4.625	08/01/2019	08/01/2019		457,040
12,900,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500	08/01/2021	08/01/2021		5,810,418
22,825,000	Puerto Rico Sales Tax Financing Corp., Series A	5.000	08/01/2024	08/01/2024		9,919,973
9,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.500	08/01/2044	01/31/2044	B	3,786,390
13,510,000	Puerto Rico Sales Tax Financing Corp., Series A	5.750	08/01/2037	01/31/2037	B	5,549,368
1,000,000	Puerto Rico Sales Tax Financing Corp., Series C	5.000	08/01/2022	08/01/2022		667,810
35,000,000	Puerto Rico Sales Tax Financing Corp., Series C	6.500	08/01/2035	08/01/2035		14,823,200
10,865,000	Puerto Rico Sales Tax Financing Corp., Series C	6.000	08/01/2042	08/01/2041	B	4,490,179
5,000,000	University of Puerto Rico	5.000	06/01/2025	06/01/2025		1,959,600
1,000,000	University of Puerto Rico	5.000	06/01/2020	06/01/2020		414,260
2,535,000	University of Puerto Rico, Series P	5.000	06/01/2023	06/01/2023		1,007,612

30  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*	Value
U.S. Possessions (Continued)
$1,790,000	University of Puerto Rico, Series Q	5.000%	06/01/2022	06/01/2022	$721,119

					441,760,434

Total Municipal Bonds and Notes (Cost $2,428,867,227)					2,167,886,401

Shares
Common Stock—0.0%
6,757	Resolute Forest Products[10,11] (Cost $80,903)				51,150
Total Investments, at Value (Cost $2,428,948,130)—100.8%					2,167,937,551
Net Other Assets (Liabilities)—(0.8)					(18,170,069)

Net Assets—100.0%					$2,149,767,482

Footnotes to Statement of Investments

*Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

A. Option call date; corresponds to the most conservative yield calculation.

B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

C. Date of mandatory put.

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 4 of the accompanying Notes.

3. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

4. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 4 of the accompanying Notes.

5. Represents the current interest rate for a variable or increasing rate security.

6. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and or principal payments. The rate shown is the contractual interest rate. See Note 4 of the accompanying Notes.

7. Zero coupon bond reflects effective yield on the date of purchase.

8. Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.

9. Subject to a forbearance agreement. Rate shown is the contractual interest rate. See Note 4 of the accompanying Notes.

10. Non-income	producing security.
11. Received	as a result of a corporate action.

To simplify the listings of securities, abbreviations are used per the table below:

ABH	Adventist Bolingbrook Hospital
AGH	Adventist Glenoaks Hospital
AHA1HC	ARC/HDS Alamance #1 Hsg. Corp.
AHA3HC	ARC/HDS Alamance #3 Hsg. Corp.
AHA4HC	ARC/HDS Alamance #4 Hsg. Corp
AHA7HC	ARC/HDS Alamance #7 Hsg. Corp.
AHACHC	ARC/HDS Alamance Country Housing Corp.
AHEHC	ARC/HDS Elon Housing Corp.
AHH	Adventist Hinsdale Hospital
AHSGA	Adventist Health System-Georgia

31  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Abbreviations (Continued)

AHSSunbelt Adventist Health System-Sunbelt
BCHCC	Bernalillo County Health Care Corp.
CHCW	Catholic Healthcare West
CHFTEH	Catholic Housing for the Elderly & Handicapped
CHS	Catholic Health Services
COP	Certificates of Participation
CSAC	Counseling Services Addison County
CSAHS	The Sisters of Charity of St. Augustine Health System
CVH&OCC	Chippewa Valley Hospital & Oakview Care Center
CWM	Chemical Waste Management
DRIVERS	Derivative Inverse Tax Exempt Receipts
EDA	Economic Devel. Authority
EDC	Economic Devel. Corp.
EDFA	Economic Devel. Finance Authority
EPBH	Emma Pendleton Bradley Hospital
FHosp	Fletcher Hospital
FHW	Florida Hospital/Waterman
FHZ	Florida Hospital Zephyrhills
GINNE	Goodwill Industries of Northern New England
GO	General Obligation
H&EFA	Health and Educational Facilities Authority
H&HEFA	Hospitals and Higher Education Facilities Authority
HCS	Healtheast Care System
HEFA	Higher Education Facilities Authority
HEFFA	Higher Educational Facilities Finance Authority
HESJH	HealthEast St. John’s Hospital
HEStJH	Healtheast St. Joseph’s Hospital
HEWH	Healtheast Woodwinds Hospital
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
HFDC	Health Facilities Devel. Corp.
HSC	Hospital for Special Care
IDA	Industrial Devel. Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JCH	Jellico Community Hospital
JFK	John Fitzgerald Kennedy
MAH	Metroplex Adventist Hospital
MBHS	Mississippi Baptist Health Systems
MBMC	Mississippi Baptist Medical Center
MGCO	Middle Georgia College
MH	Memorial Hospital
MHF	Miriam Hospital Foundation
MHFlagler	Memorial Hospital-FLagler
MHSys	Memorial Health Systems
MHWV	Memorial Hospital West Volusia
NWCDSC	Northwest Community Day Surgery Center
NWCH	Northwest Community Hospital
NWCHC	Northwest Community Healthcare
NWCSS	Northwestern Counseling & Support Services
NY/NJ	New York/New Jersey
NYC	New York City
PAHS	Portercare Adventist Health System
PHCF	Presbyterian Healthcare Foundation
PHlth	Presence Health
PHN	Presence Health Network

32  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Abbreviations (Continued)

PHP	Presence PRV Health
PHSvcs	Presbyterian Healthcare Services
PLC	Presence Life Connections
PPH	Presence PRV Health
PRC	Presence RHC Corporation
PRMC	Presence Resurrection Medical Center
PSFH	Presence Saint Francis Hospital
PSJHC	Presence Saint Francis Hospital-Chicago
PSM&EMC	Presence Saints Mary and Elizabeth Medical Center
RCF	Rush-Copley Foundation
RCMC	Rush-Copley Medical Center
Res Rec	Resource Recovery Facility
RIH	Rhode Island Hospital
RIHF	Rhode Island Hospital Foundation
RMHS	Rutland Mental Health Services
RUMC	Rush University Medical Center
SANC	St. Anne’s Nursing Center
SJR	St. Joseph Residence
SJRNC	St. John’s Rehabilitation and Nursing Center
SLHOKC	St. Luke’s Hospital of Kansas City
SLHS	St. Luke’s Health System
SMMC	Shawnee Mission Medical Center
SVHC	Southwest Volusia Healthcare Corporation
TASC	Tobacco Settlement Asset-Backed Bonds
TFABs	Tobacco Flexible Amortization Bonds
TMH	The Miriam Hospital
UHHS	University Hospitals Health System
UMass	University of Massachusetts
VMNRC	Villa Marina Nursing & Rehabilitation Center
VOA	Volunteers of America
WCMHS	Washington County Mental Health Services
WFMG	Wheaton Franciscan Medical Group
WFS	Wheaton Franciscan Services
WM	Waste Management
WMDSC	Waste Management Disposal Services of Colorado
WMO	Waste Management of Oregon
WMW	Waste Management of Washington

33  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS December 31, 2015 Unaudited

1. Organization

Oppenheimer Rochester Limited Term Municipal Fund (the “Fund”), a series of Oppenheimer Municipal Fund, is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Reporting Period End Date. The last day of the Fund’s reporting period is the last day the New York Stock Exchange was open for trading during the period. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the mean between the bid and asked price on the principal exchange or, if not available from the principal exchange, obtained from two dealers. If bid and asked prices are not available from

34  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the principal exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued

35  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

36  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$26,071,559	$—	$26,071,559
Alaska	—	55,210	—	55,210
Arizona	—	45,609,340	—	45,609,340
Arkansas	—	230,512	—	230,512
California	—	224,203,229	—	224,203,229
Colorado	—	11,172,161	—	11,172,161
Connecticut	—	2,206,367	—	2,206,367
District of Columbia	—	85,886,290	—	85,886,290
Florida	—	153,919,088	293,950	154,213,038
Georgia	—	17,067,160	—	17,067,160
Hawaii	—	13,026,476	—	13,026,476
Idaho	—	160,338	—	160,338
Illinois	—	332,498,205	—	332,498,205
Indiana	—	38,476,354	—	38,476,354
Kansas	—	4,647,110	—	4,647,110
Kentucky	—	8,370,982	—	8,370,982
Louisiana	—	21,874,485	—	21,874,485
Maine	—	75,290	—	75,290
Maryland	—	1,212,152	—	1,212,152
Massachusetts	—	13,353,181	—	13,353,181
Michigan	—	114,092,790	—	114,092,790
Minnesota	—	3,356,154	—	3,356,154
Mississippi	—	26,788,496	—	26,788,496
Missouri	—	38,018,237	—	38,018,237
Montana	—	215,611	—	215,611
Nebraska	—	830,865	—	830,865
Nevada	—	32,044,524	—	32,044,524
New Hampshire	—	65,918	—	65,918
New Jersey	—	20,759,181	—	20,759,181
New Mexico	—	141,141	—	141,141
New York	—	107,803,130	—	107,803,130
North Carolina	—	7,964,591	—	7,964,591
North Dakota	—	15,064	—	15,064
Ohio	—	125,257,665	—	125,257,665
Oklahoma	—	817,960	—	817,960
Oregon	—	1,418,327	—	1,418,327
Other Territory	—	11,864,085	—	11,864,085
Pennsylvania	—	47,189,897	—	47,189,897
Rhode Island	—	28,351,613	—	28,351,613
South Carolina	—	2,003,638	—	2,003,638
South Dakota	—	485,810	—	485,810
Tennessee	—	767,091	—	767,091
Texas	—	67,373,638	—	67,373,638
Vermont	—	9,013,694	—	9,013,694
Virginia	—	14,160,934	—	14,160,934
Washington	—	10,407,592	—	10,407,592

37  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Municipal Bonds and Notes (Continued)
Wisconsin	$—	$16,594,763	$—	$16,594,763
Wyoming	—	37,914,119	—	37,914,119
U.S. Possessions	—	441,760,434	—	441,760,434
Common Stock	51,150	—	—	51,150

Total Assets	$51,150	$2,167,592,451	$293,950	$2,167,937,551

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”). The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the

38  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal

39  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. At period end, the Fund’s maximum exposure under such agreements is estimated at $41,480,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its

40  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At period end, municipal bond holdings with a value of $97,484,965 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $43,785,000 in short-term floating rate securities issued and outstanding at that date.

At period end, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$25,000,000	CA Health Facilities Financing Authority Tender Option Bond Series 2015-XF2024 Trust[3]	9.348%	11/15/31	$ 33,977,000
16,485,000	Chicago, IL Board of Education Tender Option Bond Series 2015-XF2149 Trust[3]	9.743	12/1/24	17,958,429
925,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) DRIVERS	9.310	12/1/38	983,497
690,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) DRIVERS	13.870	6/1/39	781,039

				$ 53,699,965

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 5% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $43,785,000 at period end.

41  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had sold securities issued on a delayed delivery basis as follows:

When-Issued or
Delayed Delivery
Basis Transactions
Sold securities	$16,416,307

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest at period end is as follows:

42  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

Cost	$125,837,888
Market Value	$20,619,525
Market Value as % of Net Assets	0.96%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. At period end, securities with an aggregate market value of $59,433,987, representing 2.76% of the Fund’s net assets, were subject to these forbearance agreements.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

43  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

6. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$2,382,767,269[1]

Gross unrealized appreciation	$67,803,118
Gross unrealized depreciation	(328,822,404)

Net unrealized depreciation	$(261,019,286)

1. The Federal tax cost of securities does not include cost of $46,189,568, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

44  OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2015, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Municipal Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	2/17/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	2/17/2016

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	2/17/2016